SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

MASSACHUSETTS MUNICIPAL
FUNDS
AND
FIDELITY
MASSACHUSETTS MUNICIPAL
MONEY MARKET FUND
ANNUAL REPORT
JANUARY 31, 1998
CONTENTS



PRESIDENT'S MESSAGE                                  3     NED JOHNSON ON INVESTING STRATEGIES

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

                                                     4     PERFORMANCE

                                                     7     FUND TALK: THE MANAGER'S OVERVIEW

                                                     10    INVESTMENT CHANGES

                                                     11    INVESTMENTS

                                                     22    FINANCIAL STATEMENTS

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

                                                     26    PERFORMANCE

                                                     28    FUND TALK: THE MANAGER'S OVERVIEW

                                                     30    INVESTMENT CHANGES

                                                     31    INVESTMENTS

                                                     40    FINANCIAL STATEMENTS

SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

                                                     44    PERFORMANCE

                                                     46    FUND TALK: THE MANAGER'S OVERVIEW

                                                     48    INVESTMENT CHANGES

                                                     49    INVESTMENTS

                                                     57    FINANCIAL STATEMENTS

NOTES                                                61    NOTES TO THE FINANCIAL STATEMENTS

REPORT OF INDEPENDENT                                65    THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS                                        66


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
As we entered 1998, the pesky economic and currency crises in Southeast Asia were still very much with us. Adding to these concerns was the possibility that U.S. corporate earnings might decline in the face of lower global product demand. But the news wasn't all bad as low inflation, low interest rates and moderate economic growth continued to prevail. The bond market performed well, as it benefited from the favorable economic backdrop and a "flight-to-safety" mentality on the part of stock investors.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance.
You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998                     PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

SPARTAN MA MUNI INCOME                             10.21%   41.17%   119.33%

LB MASSACHUSETTS ENHANCED                          10.10%   N/A      N/A
 MUNICIPAL BOND

MASSACHUSETTS MUNICIPAL DEBT FUNDS AVERAGE         9.55%    38.22%   111.51%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be
$1,050. You can compare the fund's returns to the performance of the
Lehman Brothers Massachusetts Enhanced Municipal Bond Index, - a total return performance benchmark for Massachusetts investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by
Lipper Analytical Services, Inc. The past one year average represents a peer group of 54 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998                     PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

SPARTAN MA MUNI INCOME                             10.21%   7.14%    8.17%

LB MASSACHUSETTS ENHANCED                          10.10%   N/A      N/A
 MUNICIPAL BOND

MASSACHUSETTS MUNICIPAL DEBT FUNDS AVERAGE         9.55%    6.69%    7.77%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
IMAHDR PRASUN   SHR__CHT 19980131 19980209 151628 S00000000000001
             Spartan MA Muni Income      LB Municipal Bond
             00070                       LB015
  1988/01/31      10000.00                    10000.00
  1988/02/29      10114.93                    10105.70
  1988/03/31       9938.40                     9988.47
  1988/04/30      10019.38                    10064.39
  1988/05/31      10072.96                    10035.30
  1988/06/30      10181.82                    10182.12
  1988/07/31      10253.86                    10248.50
  1988/08/31      10289.09                    10257.52
  1988/09/30      10438.87                    10443.18
  1988/10/31      10627.45                    10626.98
  1988/11/30      10566.16                    10529.64
  1988/12/31      10729.21                    10637.36
  1989/01/31      10882.78                    10857.34
  1989/02/28      10811.49                    10733.46
  1989/03/31      10819.33                    10707.80
  1989/04/30      11085.13                    10962.01
  1989/05/31      11282.42                    11189.69
  1989/06/30      11378.68                    11341.64
  1989/07/31      11465.97                    11496.00
  1989/08/31      11421.50                    11383.46
  1989/09/30      11377.81                    11349.54
  1989/10/31      11485.60                    11488.34
  1989/11/30      11648.28                    11689.39
  1989/12/31      11721.31                    11785.01
  1990/01/31      11663.87                    11729.26
  1990/02/28      11808.29                    11833.65
  1990/03/31      11828.55                    11837.20
  1990/04/30      11673.24                    11751.50
  1990/05/31      11927.19                    12008.04
  1990/06/30      12052.17                    12113.59
  1990/07/31      12222.51                    12291.66
  1990/08/31      12075.89                    12113.18
  1990/09/30      12116.33                    12120.09
  1990/10/31      12157.70                    12339.95
  1990/11/30      12533.41                    12588.10
  1990/12/31      12586.85                    12642.86
  1991/01/31      12742.38                    12812.53
  1991/02/28      12840.12                    12924.00
  1991/03/31      12904.08                    12928.65
  1991/04/30      13082.94                    13100.60
  1991/05/31      13214.73                    13217.06
  1991/06/30      13240.83                    13203.98
  1991/07/31      13432.69                    13364.80
  1991/08/31      13555.07                    13540.82
  1991/09/30      13679.67                    13717.12
  1991/10/31      13801.61                    13840.57
  1991/11/30      13838.16                    13879.19
  1991/12/31      14009.86                    14177.04
  1992/01/31      14131.74                    14209.36
  1992/02/29      14176.77                    14213.91
  1992/03/31      14190.75                    14219.17
  1992/04/30      14316.78                    14345.72
  1992/05/31      14473.04                    14514.57
  1992/06/30      14713.72                    14758.12
  1992/07/31      15109.34                    15200.57
  1992/08/31      14919.25                    15052.36
  1992/09/30      15046.27                    15150.81
  1992/10/31      14792.08                    15001.87
  1992/11/30      15166.48                    15270.56
  1992/12/31      15311.18                    15426.47
  1993/01/31      15536.30                    15605.88
  1993/02/28      16070.81                    16170.34
  1993/03/31      15925.44                    15999.42
  1993/04/30      16071.78                    16160.86
  1993/05/31      16180.79                    16251.68
  1993/06/30      16435.71                    16522.92
  1993/07/31      16424.24                    16544.57
  1993/08/31      16766.96                    16889.02
  1993/09/30      17053.35                    17081.39
  1993/10/31      17095.26                    17114.36
  1993/11/30      16954.81                    16963.58
  1993/12/31      17289.53                    17321.68
  1994/01/31      17489.33                    17519.50
  1994/02/28      17123.36                    17065.74
  1994/03/31      16386.49                    16370.82
  1994/04/30      16441.71                    16509.65
  1994/05/31      16603.58                    16652.79
  1994/06/30      16526.26                    16551.04
  1994/07/31      16838.59                    16854.42
  1994/08/31      16912.70                    16912.73
  1994/09/30      16637.43                    16664.46
  1994/10/31      16302.50                    16368.50
  1994/11/30      15842.42                    16072.55
  1994/12/31      16239.44                    16426.31
  1995/01/31      16826.41                    16895.77
  1995/02/28      17297.78                    17387.10
  1995/03/31      17529.57                    17586.88
  1995/04/30      17538.08                    17607.63
  1995/05/31      18086.89                    18169.49
  1995/06/30      17807.90                    18011.42
  1995/07/31      17928.45                    18182.17
  1995/08/31      18146.24                    18412.72
  1995/09/30      18296.91                    18529.27
  1995/10/31      18595.31                    18798.68
  1995/11/30      18922.12                    19110.55
  1995/12/31      19174.12                    19294.21
  1996/01/31      19309.87                    19439.88
  1996/02/29      19108.89                    19308.66
  1996/03/31      18847.84                    19061.89
  1996/04/30      18764.99                    19007.95
  1996/05/31      18768.03                    19000.35
  1996/06/30      18952.38                    19207.26
  1996/07/31      19156.13                    19382.05
  1996/08/31      19123.68                    19377.39
  1996/09/30      19378.40                    19648.68
  1996/10/31      19601.39                    19870.90
  1996/11/30      19960.52                    20234.54
  1996/12/31      19863.86                    20149.56
  1997/01/31      19901.07                    20187.64
  1997/02/28      20086.33                    20372.96
  1997/03/31      19809.02                    20101.39
  1997/04/30      19983.59                    20269.64
  1997/05/31      20285.31                    20574.49
  1997/06/30      20496.57                    20793.61
  1997/07/31      21084.36                    21369.60
  1997/08/31      20887.99                    21169.36
  1997/09/30      21136.25                    21420.64
  1997/10/31      21262.60                    21558.38
  1997/11/30      21403.66                    21685.14
  1997/12/31      21714.94                    22001.53
  1998/01/30      21933.03                    22228.58
IMATRL PRASUN   SHR__CHT 19980131 19980209 151632 R00000000000123
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Massachusetts Municipal Income Fund on January 31, 1988. As the chart shows, by January 31, 1998, the value of the investment would have grown to $21,933 - a 119.33% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - which reflects the performance of the investment-grade municipal bond market - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,229 - a 122.29% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF INTEREST
RATES. IN TURN, THE SHARE PRICE,
RETURN, AND YIELD OF A FUND THAT
INVESTS IN BONDS WILL VARY. THAT
MEANS IF YOU SELL YOUR SHARES
DURING A MARKET DOWNTURN,
YOU MIGHT LOSE MONEY. BUT IF
YOU CAN RIDE OUT THE MARKET'S
UPS AND DOWNS, YOU MAY HAVE
A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                                   YEARS ENDED JANUARY 31,

                                    1998     1997     1996     1995     1994

DIVIDEND RETURN                     5.47%    5.33%    6.41%    5.85%    6.32%

CAPITAL APPRECIATION RETURN          4.74%   -2.27%    8.35%   -9.64%    6.25%

TOTAL RETURN                        10.21%   3.06%    14.76%   -3.79%   12.57%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any. DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31, 1998           PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

DIVIDENDS PER SHARE                      4.95(CENTS)   29.53(CENTS)   59.32(CENTS)

ANNUALIZED DIVIDEND RATE                 4.87%         4.98%          5.10%

30-DAY ANNUALIZED YIELD                  4.17%         -              -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD   7.40%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.97 over the past one month, $11.77 over the past six months and $11.62 over the past one year, you can compare the fund's income over these three periods. Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 43.68% combined 1997 federal and state tax bracket, but does not reflect the payment of the alternative minimum tax, if applicable.
SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
With investor sentiment, shifting
supply/demand conditions and
Federal Reserve Board policymaking
playing integral roles, municipal
bonds performed quite well for the
12 months that ended January 31,
1998. During this period, the
Lehman Brothers Municipal Bond
Index - a measure of the municipal
bond market - returned 10.11%.
To compare, the Lehman Brothers
Aggregate Bond Index - a measure
of the investment-grade taxable
bond market in the U.S. -
returned 10.72%. Through much
of the first half of 1997, low supply
and high demand helped boost muni
bond prices. One notable hiccup
came in March, when the Fed
raised a key short-term interest
rate to try to stave off inflation.
Although investors anticipated this
move, the market nonetheless
reacted negatively. From April
through mid- September,
encouraging economic data -
coupled with the Fed's reluctance
to raise rates further - tempered
concerns. The supply of muni
bonds increased in the second half of
1997 while demand varied, leading
to mixed performance. However,
volatility in Asia toward the end of
the period helped prop up the muni
bond market, because investors
felt that currency devaluations in
that region would translate into
cheaper prices for Asian goods
and help control the inflation that
can eat into bonds' fixed payments.
In January 1998, muni bond supply
increased as many issuers took
advantage of lower interest rates to
refinance their debt at lower rates.
Nevertheless, a positive inflation
outlook helped sustain the muni
market.
An interview with Jonathan Short, Portfolio Manager of Spartan Massachusetts Municipal Income Fund
Q. HOW DID THE FUND PERFORM, JON?
A. The fund did fairly well, outpacing both its competitors and its benchmark during the past year. For the 12-month period that ended January 31, 1998, the fund had a total return of 10.21%. To get a sense of how the fund did relative to its competitors, the Massachusetts municipal debt funds average returned 9.55% for the same 12-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Massachusetts Enhanced Municipal Bond Index - a broad measure of performance of the state's municipal bond market - returned 10.10% for the same one-year period.
Q. WHY DID THE FUND PERFORM BETTER THAN THE AVERAGE AND ITS BENCHMARK
INDEX?
A. One reason was the fund's rather large stake in non-callable bonds
- which can't be redeemed by their issuers before maturity. These bonds performed well throughout the entire year, coming on particularly strong in the final six months of 1997. When rates fall, as they did in the final half of the year, municipal bond issuers often refinance their older, more expensive debt at lower interest rates, much in the same way that homeowners do with their mortgages. When a bond is called or redeemed by its issuer, a bond holder often is forced to reinvest the proceeds in bonds offering current lower interest rates. Because interest rates were on the decline, investors sought out non-callable bonds, creating increased demand for them and, as a result, helping them outpace callable bonds.
Q. WHAT OTHER HOLDINGS CONTRIBUTED TO THE FUND'S PERFORMANCE?
A. A wave of consolidation among Massachusetts health care organizations provided a strong underpinning for the performance of bonds issued by tax-exempt health care entities - which made up 21.1% of the fund's investments at the end of the period. As consolidation activity quickened, the prices of many health care bonds rose in response. A good example is the fund's holdings in bonds issued for the Massachusetts Biomedical Research Corp. These bonds were boosted when investors became better-informed about the facility's financial performance.
Q. WHICH HOLDINGS DETRACTED FROM THE FUND'S PERFORMANCE?
A. Housing bonds didn't perform particularly well during the period and modestly detracted from the fund's performance. These bonds are subject to prepayment risk, the risk that the mortgages that make up these securities will be prepaid by mortgage holders and the holders of the bonds will be forced to reinvest at lower interest rates. When interest rates fell, the level of prepayment activity increased and put pressure on the prices of many housing bonds.
Q. WHAT WERE SOME OF YOUR OTHER KEY STRATEGIES DURING THE YEAR?
A. I continued to keep the fund's duration - which measures how sensitive it is to changes in interest rates - in line with the Massachusetts municipal market as a whole, as reflected by the Lehman Brothers Massachusetts Enhanced Municipal Bond Index. As a rule, I don't lengthen or shorten duration based on where I think interest rates will be at some point in time because I believe it's extremely difficult to do with any accuracy over an extended period of time. I would rather focus my time on finding bonds that offer relatively attractive values.
Q. WHAT'S YOUR OUTLOOK?
A. There are some factors related to municipal bond supply and demand that I view as positives. Specifically, I expect the supply of municipals to remain at roughly the same level we saw in 1997, although it may be somewhat larger due to issuers refinancing their older debt at today's lower interest rates. The demand for municipal bonds has been relatively stable and has easily digested the increase in supply that came from refinancings. What will drive demand for municipals in 1998 is how attractive they are relative to other fixed-income choices and particularly to stocks. A meaningful decline in stock prices could ignite increased demand for municipals.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

JONATHAN SHORT ON THE
MASSACHUSETTS ECONOMY,
FISCAL SITUATION AND GENERAL
OBLIGATION BONDS:
"The Massachusetts economy
currently is quite strong, evidenced
by extremely low unemployment
and rising home prices, among
other things. Because of this
continued economic strength,
the state's tax revenues have been
coming in well ahead of budget for
a number of years. In recognition of
its improved fiscal and economic
status, Massachusetts' credit rating
was upgraded in October to AA- by
Standard & Poor's."
(solid bullet)  General obligation bonds
(GOs) made up the fund's largest
sector concentration at 26.5% of
investments at the end of the
period.  A GO is backed by the full
faith and credit - which includes
the taxing power - of a city,
county, state or other issuer, and is
repaid with general revenue
including taxes. Rising incomes
and corporate profits boosted tax
collections, adding to the state's
coffers and generally boosting state
GO prices.
FUND FACTS
GOAL: to provide high current
income exempt from federal
income tax and Massachusetts
personal income taxes by
investing in investment-grade
municipal securities under
normal conditions
FUND NUMBER: 070
TRADING SYMBOL: FDMMX
START DATE: November 10, 1983
SIZE: as of January 31, 1998,
more than $1.2 billion
MANAGER: Jonathan Short,
since 1997; manager, various
Fidelity and Spartan municipal
income funds; joined Fidelity
in 1990
(checkmark)
SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF JANUARY 31, 1998
                        % OF FUND'S    % OF FUND'S INVESTMENTS
                        INVESTMENTS    IN THESE SECTORS
                                       6 MONTHS AGO

GENERAL OBLIGATION      26.5           27.9

HEALTH CARE             21.1           21.1

WATER & SEWER           11.7           13.0

EDUCATION               9.4            9.9

ESCROWED/PRE-REFUNDED   7.5            4.8

AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1998
               6 MONTHS AGO

YEARS   13.7   14.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1998
              6 MONTHS AGO

YEARS   6.8   6.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JANUARY 31, 1998 AS OF JULY 31, 1997
AAA 41.9%
AA, A 43.3%
BAA 5.9%
NON-RATED 5.8%
SHORT-TERM
INVESTMENTS 3.1%
AAA 36.6%
AA, A 49.2%
BAA 8.7%
NON-RATED 3.3%
SHORT-TERM
INVESTMENTS 2.2%
ROW: 1, COL: 1, VALUE: 3.1
ROW: 1, COL: 2, VALUE: 5.8
ROW: 1, COL: 3, VALUE: 5.9
ROW: 1, COL: 4, VALUE: 43.3
ROW: 1, COL: 5, VALUE: 41.9
ROW: 1, COL: 1, VALUE: 2.2
ROW: 1, COL: 2, VALUE: 3.3
ROW: 1, COL: 3, VALUE: 8.699999999999999
ROW: 1, COL: 4, VALUE: 49.2
ROW: 1, COL: 5, VALUE: 36.6
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

INVESTMENTS JANUARY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL BONDS - 96.9%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
MASSACHUSETTS - 94.8%
Attleboro Gen. Oblig.:
 6% 10/1/03 (MBIA Insured)  Aaa $ 1,085,000 $ 1,188,455
 6% 10/1/04 (MBIA Insured)  Aaa  1,085,000  1,197,970
 6% 10/1/05 (MBIA Insured)  Aaa  1,085,000  1,208,831
 6% 10/1/06 (MBIA Insured)  Aaa  1,085,000  1,219,920
 6% 10/1/07 (MBIA Insured)  Aaa  1,085,000  1,225,356
Barnstable Ind. Dev. Fing. Auth. Ind. Dev. Rev.
(Whitehall Pavilion Health Proj.) 10.125%
2/15/26 (FHA Guaranteed)  A  2,980,000  3,030,302
Boston Econ. Dev. & Ind. Corp.
(Boston Army Base 1983 Proj.) 6.25% 8/1/03,
LOC State Street Bank & Trust Co.  A  4,310,000  4,357,410
Boston Gen. Oblig. Series A, 10% 7/1/00
(MBIA Insured)  Aaa  1,000,000  1,137,120
Boston Hsg. Dev. Corp. Mtg. Rev. Rfdg.
(Section 8) Series A, 5.15% 7/1/08
(MBIA Insured) (FHA Guaranteed)  Aaa  3,080,000  3,166,918
Boston Ind. Dev. Rev. (North End Commty. Nursing
Home) 11.45% 3/15/25 (FHA Guaranteed)
(Pre-Refunded to 3/15/98 @ 109) (d)  AA  4,795,000  5,248,895
Boston Wtr. & Swr. Commission Rev. Gen. Sr.
Series A, 5.25% 11/1/19  A2  10,100,000  10,611,666
Brockton Hsg. Dev. Corp. Multi-Family Hsg. Rev.
Rfdg. (Douglas House Proj.) Series 1992-A,
7.375% 9/1/24 (Fannie Mae Coll.)  Aaa  8,120,000  8,613,452
Chelsea School Proj. Loan Act 1948:
 6.50% 6/15/12 (AMBAC Insured)  Aaa  2,500,000  2,808,375
 6% 6/15/14 (AMBAC Insured)  Aaa  1,830,000  1,987,526
Granville Gen. Oblig.:
 7.30% 7/15/05 (MBIA Insured)  Aaa  145,000  173,817
 7.30% 7/15/06 (MBIA Insured)  Aaa  145,000  176,733
 7.30% 7/15/07 (MBIA Insured)  Aaa  140,000  172,637
 7.30% 7/15/08 (MBIA Insured)  Aaa  140,000  174,600
Halifax Gen. Oblig.:
 6.20% 6/1/10 (AMBAC Insured)  Aaa  325,000  362,453
 6.25% 6/1/11 (AMBAC Insured)  Aaa  325,000  362,385
 6.30% 6/1/12 (AMBAC Insured)  Aaa  325,000  363,275
 6.30% 6/1/13 (AMBAC Insured)  Aaa  325,000  362,892
Haverhill Gen. Oblig. Rfdg. Series A:
 6.40% 9/1/03 (AMBAC Insured)  Aaa  1,600,000  1,748,832
 6.50% 9/1/04 (AMBAC Insured)  Aaa  1,595,000  1,745,823
Holyoke Gen. Oblig.:
 Series A:
  5.50% 6/15/04 (FSA Insured)  Aaa  1,255,000  1,340,026
  6% 6/15/05 (FSA Insured)  Aaa  1,350,000  1,491,777
  6% 6/15/06 (FSA Insured)  Aaa  1,300,000  1,447,342
  5.50% 6/15/16 (FSA Insured)  Aaa  2,100,000  2,196,852
 Series B:
  5.50% 6/15/04 (FSA Insured)  Aaa  2,015,000  2,151,516
  6% 6/15/06 (FSA Insured)  Aaa  1,400,000  1,558,676
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Holyoke School Proj. Loan Act:
 7.35% 8/1/02 (Pre-Refunded to
 8/1/01 @ 102) (d)  Baa2 $ 1,960,000 $ 2,202,687
 7.65% 8/1/09 (Pre-Refunded to
 8/1/01 @ 102) (d)  Baa2  2,205,000  2,499,367
Lowell Gen. Oblig.:
 Rfdg. Series A, 5.50% 1/15/10 (FSA Insured)  Aaa  2,000,000
2,114,760
 Ltd. Tax:
  8% 1/15/00  Baa1  500,000  520,540
  6.25% 8/1/04 (AMBAC Insured)  Aaa  2,035,000  2,272,240
  6.25% 8/1/05 (AMBAC Insured)  Aaa  2,120,000  2,385,509
  5.80% 4/1/08 (FSA Insured)  Aaa  1,195,000  1,308,836
  8.40% 1/15/09 (Pre-Refunded to
  1/15/01 @ 102) (d)  Baa1  1,250,000  1,418,800
Lowell Hsg. Dev. Corp. Multi-Family Rev.
Rfdg. Series A:
  7.875% 11/1/00 (Fannie Mae Coll.)  Aaa  400,000  419,064
  7.875% 11/1/24 (Fannie Mae Coll.)  Aaa  5,440,000  5,769,066
Mansfield Gen. Oblig. Multi-Purpose Loan:
 5.50% 8/15/08 (FGIC Insured)  Aaa  2,075,000  2,252,060
 5.50% 8/15/09 (FGIC Insured)  Aaa  2,120,000  2,283,749
 5.50% 8/15/10 (FGIC Insured)  Aaa  2,170,000  2,320,229
Massachusetts Bay Trans. Auth.:
 Rfdg. (Gen. Trans. Sys.):
  Series A:
   5.50% 3/1/04 (FGIC Insured)  Aaa  2,000,000  2,143,320
   7% 3/1/08  A1  1,000,000  1,206,650
   5.50% 3/1/12  A1  4,350,000  4,732,582
   6.25% 3/1/12  A1  1,500,000  1,738,845
  Series B:
   6.20% 3/1/16  A1  27,500,000  32,155,200
   5.50% 3/1/21  A1  5,000,000  5,104,350
 (Gen. Trans. Sys.):
  Series A:
   6.25% 3/1/05  A1  2,780,000  3,123,914
   5.70% 3/1/09  A1  5,000,000  5,535,400
   5.80% 3/1/11  A1  6,435,000  7,233,133
   6% 3/1/11 (FGIC Insured)  Aaa  5,660,000  6,272,638
   5.80% 3/1/12  A1  3,000,000  3,356,160
   6% 3/1/12  A1  7,440,000  8,050,378
   7% 3/1/21  A1  1,500,000  1,920,690
  Series B, 5.375% 3/1/25 (AMBAC Insured)  Aaa  4,490,000  4,592,641
  Series C, 5% 3/1/24  A1  2,500,000  2,436,275
  Series D, 5% 3/1/22  A1  5,750,000  5,608,780
Massachusetts College Bldg. Auth. Proj. Rev. Rfdg.
Series A, 7.50% 5/1/05  A1  3,000,000  3,610,710
Massachusetts Ed. Loan Auth.
Ed. Loan Rev. Issue E:
  5.75% 7/1/07 (AMBAC Insured) (c)  Aaa  3,365,000  3,626,797
  5.85% 7/1/08 (AMBAC Insured) (c)  Aaa  5,000,000  5,375,450
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Gen. Oblig.:
 Rfdg. Series A:
  6.25% 7/1/02  A1 $ 18,565,000 $ 20,158,991
  6.25% 7/1/03  A1  18,500,000  20,369,055
  6.25% 7/1/04  A1  9,300,000  10,354,899
  6% 7/1/05 (AMBAC Insured)  Aaa  4,000,000  4,454,520
  5.25% 2/1/08  A1  5,000,000  5,219,550
 Rfdg. Series B:
  5.40% 11/1/06  A1  3,750,000  4,040,137
  6.50% 8/1/08  A1  9,500,000  11,132,670
 (Consolidated Loan):
  Series A:
   7.50% 6/1/04  A1  4,830,000  5,650,520
   5.40% 11/1/06  A1  1,000,000  1,077,370
   5% 3/1/08 (AMBAC Insured)  Aaa  15,000,000  15,731,700
  Series B:
   (Cap. Appreciation) 0% 6/1/99  A1  1,000,000  948,870
   (Cap. Appreciation) 0% 7/1/02  A1  12,250,000  10,196,900
   5.75% 6/1/16 (Pre-Refunded to
   6/1/06 @ 101) (d)  A1  16,820,000  18,628,486
  Series C (Cap. Appreciation) 0% 12/1/05  A1  6,500,000  4,637,035
  Series D, 6% 7/1/12 (Pre-Refunded to
  7/1/01 @ 100) (d)  A1  1,460,000  1,549,717
Massachusetts Health & Ed. Facs. Auth. Rev.:
 Rfdg.:
  (Boston College) Series K:
   5.25% 6/1/10  A1  3,025,000  3,213,216
   5.375% 6/1/14  A1  10,445,000  11,020,415
  (Emerson Hosp.) Series D, 5.70% 8/15/12
  (FSA Insured)  Aaa  9,475,000  10,048,522
  (Fairview Extended Care) Series B, 4.55%
  7/14/02 (MBIA Insured) LOC BankBoston NA Aaa 6,700,000 6,700,000 (Harvard Univ.) Series P:
   6.50% 11/1/05  Aaa  1,000,000  1,160,810
   5.60% 11/1/14  Aaa  1,000,000  1,061,130
   5.625% 11/1/28  Aaa  1,500,000  1,579,065
  (Massachusetts Gen. Hosp.) Series F, 6.25%
  7/1/12 (AMBAC Insured)  Aaa  4,750,000  5,416,852
  (Morton Hosp. & Med. Ctr.) Series B,
  5.25% 7/1/08 (Connie Lee Insured)  Aaa  2,800,000  2,931,012
  (Newton-Wellesley Hosp.) Series G:
   6% 7/1/12 (MBIA Insured)  Aaa  4,070,000  4,532,352
   6.125% 7/1/15 (MBIA Insured)  Aaa  4,500,000  4,991,625
  (Wheaton College) Series C:
   5.125% 7/1/09  A2  1,130,000  1,161,572
   5.25% 7/1/14  A2  2,655,000  2,713,118
   5.25% 7/1/19  A2  2,000,000  2,021,780
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Ed. Facs. Auth. Rev.: - continued
 (Anna Jacques Hosp.) Series B:
  5.90% 10/1/99  Baa1 $ 930,000 $ 950,516
  6% 10/1/00  Baa1  985,000  1,017,820
  6.875% 10/1/12  Baa1  3,250,000  3,484,487
 (Baystate Med. Ctr.):
  Series D, 5.50% 7/1/16 (FGIC Insured)  Aaa  6,400,000  6,583,744
  Series E:
   6% 7/1/04 (FSA Insured)  Aaa  1,290,000  1,412,292
   6% 7/1/05 (FSA Insured)  Aaa  1,385,000  1,529,372
   6% 7/1/06 (FSA Insured)  Aaa  1,425,000  1,585,127
 (Blood Research Institute)
 Series A, 6.50% 2/1/22  -  15,310,000  16,790,171
 (Cape Cod Health Sys.) Series A, 5.25%
 11/15/13 (Connie Lee Insured)  Aaa  3,500,000  3,585,190
 (Central Massachusetts Med. Ctr.)
 Series B, 9.03% 6/23/22
 (AMBAC Insured) INFL (f)  Aaa  10,000,000  12,936,900
 (Dana Farber Cancer Proj.):
  Series G, 6.25% 12/1/14  A1  3,000,000  3,328,800
  Series G-1, 5.50% 12/1/27  A1  18,600,000  18,799,020
 (Emerson Hosp.) Series C, 8% 7/1/18
 (Pre-Refunded to 7/1/00 @ 102) (d)  Aaa  21,755,000  24,181,553
 (Falmouth Hosp.) Series C, 5.50% 7/1/08
 (MBIA Insured)  Aaa  1,000,000  1,065,940
 (Faulkner Hosp.) Series C:
  6% 7/1/13  Baa1  9,745,000  10,151,756
  6% 7/1/23  Baa1  6,010,000  6,186,634
 (Hebrew Rehabilitation Ctr. for Aged) Series B,
 7.375% 7/1/17  A  14,000,000  14,395,640
 (Lahey Hitchcock Clinic Med. Ctr.) Series B,
 5.25% 7/1/10 (MBIA Insured)  Aaa  14,120,000  14,564,921
 (Lowell Gen. Hosp.) Series A:
  8.25% 6/1/00 (Escrowed to Maturity) (d)  A3  1,915,000  2,033,328
  8.40% 6/1/11 (Pre-Refunded to 6/1/01
  @ 102) (d)  A3  2,565,000  2,957,855
 (Mass Institute of Technology) Series I,
 5.20% 1/1/28  Aaa  4,000,000  4,156,400
 (Medical Academic & Scientific Commission
 Organizations) Series A, 6.625% 1/1/15  A-  4,150,000  4,575,458
 (Mount Auburn Hosp.) Series B-1:
  6.25% 8/15/14 (MBIA Insured)  Aaa  1,250,000  1,385,187
  6.30% 8/15/24 (MBIA Insured)  Aaa  5,000,000  5,471,400
 (New England Medical Ctr. Hosp.) Series G,
 5.375% 7/1/24 (MBIA Insured)  Aaa  1,000,000  1,013,890
 (Notre Dame Health Care Ctr.) Series A:
  7.25% 10/1/01  -  490,000  524,030
  7.875% 10/1/22  -  5,000,000  5,400,900
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Ed. Facs. Auth. Rev.: - continued
 (Partners Healthcare Sys.):
  5.375% 7/1/24 (MBIA Insured)  Aaa $ 7,850,000 $ 7,970,340
  Series A:
   5.25% 7/1/04 (FSA Insured)  Aaa  2,000,000  2,114,220
   5.50% 7/1/05 (FSA Insured)  Aaa  2,000,000  2,154,880
   5.50% 7/1/07 (FSA Insured)  Aaa  2,390,000  2,578,093
   5.25% 7/1/15 (MBIA Insured)  Aaa  2,940,000  2,981,601
 (Simmons College) Series B, 7.50% 10/1/20  Baa1  6,190,000  6,741,096
 (Tufts Univ.) 5.85% 8/15/18 (FGIC Insured) INFL (f)  Aaa  7,900,000
8,440,360
 (Williams College) Series F, 5.75% 7/1/19  Aa1  3,000,000  3,173,040
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.
(Single Family):
  Rfdg. Series A, 6% 12/1/13 (MBIA Insured)  Aaa  5,680,000  6,032,274
  Series 3, 7.30% 6/1/14  Aa  6,000,000  6,082,500
  Series 8, 7.70% 6/1/17  Aa  500,000  518,625
  Series 10, 7.70% 12/1/17  Aa  660,000  690,888
  Series 29, 6.75% 6/1/26 (c)  Aa  2,700,000  2,936,790
  Series 40, 6.60% 12/1/24 (c)  Aa  19,550,000  21,130,422
  Series 40, 6.65% 12/1/27 (c)  Aa  7,000,000  7,586,810
  Series 53, 5.20% 12/1/21 (MBIA Insured) (c)  Aaa  1,770,000
1,829,879
Massachusetts Ind. Fin. Agcy. Rev.:
 Rfdg:
  (Atlanticare Med. Ctr.) Series A, 10.125%
  11/1/14  -  1,900,000  2,106,910
  (Chelsea Jewish Nursing Home) Series A,
  11.15% 2/15/25 (FHA Guaranteed)  A-  3,520,000  3,861,862
  (Framingham Union Hosp.) Series A,
  8.25% 7/1/00 (Pre-Refunded to 7/1/98 @
  102) (d)  Aaa  1,905,000  1,978,381
  (Lesley College) Series A, 6.30% 7/1/15
  (Connie Lee Insured)  Aaa  2,525,000  2,767,752
  (Milton Academy) Series B, 5.25% 9/1/19
  (MBIA Insured)  Aaa  2,500,000  2,524,775
  (Museum of Fine Arts Boston):
   5% 1/1/01 (MBIA Insured)  Aaa  2,800,000  2,882,236
   5.125% 1/1/04 (MBIA Insured)  Aaa  1,150,000  1,208,581
   5.375% 1/1/05 (MBIA Insured)  Aaa  3,475,000  3,719,605
  (Springfield College):
   5.25% 9/15/03  Baa1  755,000  776,925
   5.25% 9/15/04  Baa1  885,000  909,718
   5.35% 9/15/05  Baa1  930,000  959,286
   5.625% 9/15/10  Baa1  1,000,000  1,020,080
  (Worcester Polytechnic Institute):
   5.75% 9/1/05 (MBIA Insured)  Aaa  1,340,000  1,467,287
   5.75% 9/1/06 (MBIA Insured)  Aaa  1,415,000  1,559,019
   5.75% 9/1/07 (MBIA Insured)  Aaa  1,500,000  1,654,905
   5.75% 9/1/08 (MBIA Insured)  Aaa  1,585,000  1,755,261
 (Atlanticare Med. Ctr.) Series B, 10.125%
 11/1/14  -  7,900,000  8,760,310
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Rev.: - continued
 (Babson College) Series A:
  5.60% 10/1/06 (MBIA Insured)  Aaa $ 515,000 $ 566,994
  5.70% 11/1/07 (MBIA Insured)  Aaa  545,000  602,247
 (Concord Academy) 6.90% 9/1/21
 (FSA Insured)  Aaa  1,370,000  1,507,945
 (Leominster Hosp.) Series A, 8.375% 8/1/99
 (Escrowed to Maturity) (d)  -  2,100,000  2,181,963
 (Massachusetts Biomedical Research/Mass.
 Gen. Hosp.) (Cap. Appreciation):
   Series A-1, 0% 8/1/02  A1  3,650,000  3,017,163
   Series A-2:
    0% 8/1/03  A1  1,000,000  790,390
    0% 8/1/05  A1  24,600,000  17,659,602
    0% 8/1/07  -  25,000,000  16,144,000
    0% 8/1/08  -  15,000,000  9,128,550
 (Whitehead Institute Biomedical Research)
 5.125% 7/1/26  Aa2  14,600,000  14,570,070
Massachusetts Ind. Fin. Auth. Poll. Cont. Rev.
Rfdg. (Boston Edison Co. Proj.) Series A,
5.75% 2/1/14  Baa2  9,900,000  10,259,568
Massachusetts Muni. Wholesale Elec. Co.
Pwr. Supply Rev.:
  Rfdg. Series A:
   5.10% 7/1/08 (AMBAC Insured)  Aaa  1,000,000  1,058,370
   6.75% 7/1/08  Baa2  3,000,000  3,258,450
   6% 7/1/18 (MBIA Insured)  Aaa  10,000,000  10,422,300
  Rfdg. Series B:
   6.50% 7/1/02 (MBIA Insured)  Aaa  2,000,000  2,195,960
   6.625% 7/1/04  Baa2  4,675,000  5,127,119
   6.75% 7/1/08  Baa2  2,000,000  2,172,300
  Series B, 6.75% 7/1/17  Baa2  9,050,000  9,777,167
  Series C, 6.625% 7/1/18 (MBIA Insured)  Aaa  10,000,000  10,984,000
  Series D, 6% 7/1/06  Baa2  1,000,000  1,065,800
  Series E, 6% 7/1/06  Baa2  1,640,000  1,747,912
Massachusetts Port Auth. Rev.:
 Rfdg.:
  7.125% 7/1/12  Aa3  2,490,000  2,512,534
  Series A:
   5.50% 7/1/09  Aa3  3,160,000  3,296,417
   5% 7/1/13  Aa3  8,835,000  8,866,983
 Series A:
  6% 7/1/03  Aa3  1,000,000  1,088,510
  6% 7/1/04  Aa3  1,390,000  1,525,038
  5.50% 9/1/10 (MBIA Insured) (c)  Aaa  2,030,000  2,137,245
 5.625% 7/1/12 (Escrowed to Maturity) (d)  Aaa  1,900,000  2,014,000
Massachusetts Spl. Oblig. Rev.:
 (Gas Tax) Series A, 6% 6/1/13  Aa3  17,695,000  19,013,808
 Consolidated Loan Series A:
  5.50% 6/1/12  Aa3  2,000,000  2,171,500
  5.50% 6/1/13  Aa3  3,000,000  3,245,820
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Spl. Oblig. Rev.: - continued
 Series A:
  5.20% 6/1/07 (AMBAC Insured)  Aaa $ 6,950,000 $ 7,340,590
  5.80% 6/1/14 (Pre-Refunded to
  6/1/04 @ 101) (d)  Aa3  4,185,000  4,585,421
Massachusetts Tpk. Auth.:
 Metropolitan Hwy. Sys. Rev. Series A,
 5% 1/1/27 (MBIA Insured)  Aaa  13,000,000  12,691,510
 Western Tpk. Rev. Series A,
 5.55% /1/17 (MBIA Insured)  Aaa  24,800,000  25,236,232
Massachusetts Wtr. Poll. Abatement Trust Wtr.
Poll. Abatement Rev. (Pooled Loan Prog.):
  Series 1:
   5.40% 2/1/06  Aaa  2,175,000  2,323,727
   5.40% 8/1/06  Aaa  2,230,000  2,382,487
   5.45% 2/1/07  Aaa  2,000,000  2,134,500
  Series 3:
   6% 2/1/06  Aaa  3,000,000  3,341,730
   6% 2/1/07  Aaa  4,795,000  5,390,779
   5.40% 2/1/10  Aaa  1,700,000  1,809,684
   5.50% 2/1/13  Aaa  6,715,000  7,130,860
  Series A:
   8/1/02  Aa  3,255,000  3,531,447
   6% 8/1/03  Aa  3,450,000  3,775,715
   6% 8/1/04  Aa  3,670,000  4,065,920
   5.30% 2/1/05  Aaa  1,000,000  1,065,410
   6% 8/1/05  Aa  1,500,000  1,673,190
Massachusetts Wtr. Resource Auth. Rev.:
 Rfdg. Series B:
  5.875% 11/1/04  A  1,975,000  2,147,477
  6% 11/1/08  A  4,500,000  4,862,250
  6.25% 11/1/10  A  3,605,000  3,928,477
  5.50% 8/1/15 (FSA Insured)  Aaa  2,750,000  2,969,258
  5.50% 8/1/16 (FSA Insured)  Aaa  1,425,000  1,533,642
  5% 3/1/22  A2  13,000,000  12,821,900
 Rfdg. Series C:
  6% 12/1/11  A2  2,000,000  2,279,240
  4.75% 12/1/23  A2  13,000,000  12,227,020
 Series A:
  (Cap. Appreciation) 0% 4/1/06 (MBIA Insured)  Aaa  7,500,000
5,265,825
  5.50% 7/15/22 (Pre-Refunded to
  7/15/02 @ 102) (d)  A2  2,000,000  2,112,720
  6.50% 7/15/07  A2  6,000,000  6,993,060
  6.50% 7/15/09  A2  4,750,000  5,614,643
  5.80% 8/1/11 (MBIA Insured) (Pre-Refunded
  to 8/1/04 @ 101.50) (d)  Aaa  2,740,000  3,026,440
  6.50% 7/15/19  A2  16,960,000  20,851,133
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Mendon Upton Reg'l. School Dist.:
 5% 6/1/08 (FGIC Insured)  Aaa $ 1,215,000 $ 1,277,500
 5.125% 6/1/09 (FGIC Insured)  Aaa  1,285,000  1,358,643
 5.125% 6/1/10 (FGIC Insured)  Aaa  1,355,000  1,420,352
 5.25% 6/1/11 (FGIC Insured)  Aaa  1,435,000  1,505,659
Methuen Gen. Oblig.:
 5.25% 11/1/07 (FGIC Insured)  Aaa  1,355,000  1,452,546
 5.25% 11/1/08 (FGIC Insured)  Aaa  1,415,000  1,512,706
 5.25% 11/1/09 (FGIC Insured)  Aaa  1,480,000  1,571,982
 5.25% 11/1/10 (FGIC Insured)  Aaa  1,550,000  1,633,778
Monson Gen. Oblig. Rfdg. 5.50% 10/15/10
(MBIA Insured)  Aaa  1,080,000  1,179,976
Nantucket Island Gen. Oblig.:
 Rfdg.:
  5.50% 7/15/08 (MBIA Insured)  Aaa  2,750,000  2,992,028
  5.50% 7/15/09 (MBIA Insured)  Aaa  2,915,000  3,148,054
 5.375% 7/15/11 (MBIA Insured)  Aaa  3,005,000  3,169,103
Nantucket Island Land Bank Rfdg.
Series E, 7.25% 7/1/19  A  6,175,000  6,822,140
New England Edl. Loan Marketing Corp. Student
Loan Rev. Series A:
  5.80% 3/1/02  Aaa  32,000,000  33,845,760
  5.70% 7/1/05 (c)  A1  4,750,000  5,081,028
North Attleborough Gen. Oblig. Ltd. Tax Rfdg.
5.25% 11/1/13 (AMBAC Insured)  Aaa  1,000,000  1,028,130
Pentucket Reg'l. School Dist.:
 5.10% 2/15/11 (MBIA Insured)  Aaa  530,000  541,236
 5.10% 2/15/12 (MBIA Insured)  Aaa  220,000  223,782
 5.10% 2/15/13 (MBIA Insured)  Aaa  575,000  582,970
 5.10% 2/15/14 (MBIA Insured)  Aaa  525,000  529,846
Plymouth County Ctfs. of Prtn. Series A, 7% 4/1/22  AA-  10,995,000
12,282,954
Quincy Hosp. Rev. Rfdg. (Quincy City Hosp.):
 5.30% 1/15/11 (FSA Insured)  Aaa  11,400,000  11,586,846
 5.25% 1/15/16 (FSA Insured)  Aaa  2,000,000  2,028,580
South Essex Swr. Dist. Rev.:
 Rfdg. Series A:
  6% 6/15/03 (MBIA Insured)  Aaa  2,390,000  2,614,373
  6% 6/15/04 (MBIA Insured)  Aaa  2,375,000  2,621,003
  6% 6/15/05 (MBIA Insured)  Aaa  1,175,000  1,305,449
  6% 6/15/06 (MBIA Insured)  Aaa  2,305,000  2,576,529
 7% 6/1/24 (MBIA Insured) (Pre-Refunded to
 6/1/24 @ 102) (d)  Aaa  1,000,000  1,175,520
Southern Berkshire Reg'l. School Dist. 7% 4/15/11
(MBIA Insured) (Pre-Refunded to 4/15/03
@ 100) (d)(e)  Aaa  4,000,000  4,526,840
Taunton Elec. Gen. Oblig. 8% 2/1/05  A3  1,000,000  1,213,600
Taunton Ind. Dev. Fing. Auth. Ind. Dev. Rev. Rfdg.
(Pepsi Cola Metro Bottle Co. Proj.)
5.65% 8/1/12  A1  2,400,000  2,511,840
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Tewksbury Gen. Oblig.:
 7.20% 6/1/05  A2 $ 350,000 $ 403,225
 7.20% 6/1/06  A2  150,000  174,825
Tewksbury Gen. Oblig. Unltd. Tax (Various Purp.):
 9.60% 12/15/98  A2  595,000  623,637
 9.60% 12/15/01  A2  210,000  248,228
 9.60% 12/15/02  A2  210,000  256,343
Westfield Muni. Purp. Loan:
 5% 9/1/10 (FSA Insured)  Aaa  745,000  764,839
 5% 9/1/11 (FSA Insured)  Aaa  640,000  650,477
 5% 9/1/12 (FSA Insured)  Aaa  745,000  754,827
 5% 9/1/13 (FSA Insured)  Aaa  750,000  756,563
Winchedon School Proj. Loan Unltd Tax
6.05% 3/15/12 (AMBAC Insured)  Aaa  1,275,000  1,379,971
Woods Hole Martha's Vineyard & Nantucket
Steamship Auth. Rfdg. Series A, 5.125% 3/1/11  A1  1,100,000
1,119,327
Worcester Gen. Oblig. Rfdg. (Muni. Purp.)
Series G, 5.50% 7/1/03 (MBIA Insured)  Aaa  3,430,000  3,664,955
    1,155,407,565
PUERTO RICO - 2.1%
Puerto Rico Commonwealth Gen. Oblig. Rfdg.
(Pub. Impt.) 3% 7/1/06 (MBIA Insured)  Aaa  10,000,000  9,151,200
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Rfdg.:
 Series W, 6.50% 7/1/05 (MBIA Insured)  Aaa  9,000,000  10,368,720
 Series Y, 6.50% 7/1/06 (MBIA Insured)  Aaa  4,000,000  4,662,480
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facs.
Fing. Auth. Rev. (Motorola, Inc. Proj.)
Series A, 6.75% 1/1/14 (h)  Aa3  1,500,000  1,660,890
    25,843,290
TOTAL MUNICIPAL BONDS
(Cost $1,093,889,469)   1,181,250,855
MUNICIPAL NOTES (B) - 3.1%
MASSACHUSETTS - 3.0%
Massachusetts Health & Ed. Facs. Auth. Rev.:
 (Boston Univ.) Series H, 3.50% 4/1/98,
 LOC Landesbank Hessen-Thuringen, VRDN  P-1  1,000,000  999,980
 (Cap. Asset Prog.):
  Series B, 3.55% (MBIA Insured) (BPA
  Sanwa Bank) VRDN  VMIG 1  900,000  900,000
  Series E, 3.55%, LOC First National
  Bank Chicago, VRDN  VMIG 1  11,200,000  11,200,000
  Series 1985 D, 3.55% (MBIA Insured)
  (BPA Credit Swiss First Boston) VRDN VMIG 1 700,000 700,000 MUNICIPAL NOTES (B) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Ed. Facs. Auth. Rev.: - continued
 (Harvard Univ.) Series P, 3.60% (Liquidity
 Facility Societe Generale) VRDN A-1+ $ 1,000,000 $ 1,000,000 (Partners Healthcare Sys.) Series P-1, 3.25%
 (FSA Insured) VRDN  VMIG 1  4,700,000  4,700,000
Massachusetts Ind. Fin. Agcy. Rev.:
 Rfdg. (Showa Women's Inst. of Boston - 1994
 Proj.) 3.70%, LOC Fuji Bank, VRDN  VMIG 1  600,000  600,000
 (Goddard House) 3.75%, LOC Fleet Nat'l.
 Bank, VRDN  A-1  500,000  500,000
Massachusetts Muni. Wholesale Elec. Co. Pwr.
Supply Sys. Series 1994 C, 3.25% (MBIA Insured)
LOC Credit Swiss First Boston, VRDN VMIG 1 1,000,000 1,000,000 Massachusetts Port Auth. Rev. Rfdg.
Series 1995-B, 3.70%, LOC Landesbank
Hessen-Thuringen, VRDN  VMIG 1  4,200,000  4,200,000
Massachusetts Turnpike Auth. Participating VRDN:
 Series B, 4.05% (Liquidity Facility Merrill Lynch
 & Co., Inc.) (g)  A-1+  1,000,000  1,000,000
 3.85% (Liquidity Facility Banco
 Santander, SA) (g)  VMIG 1  7,000,000  7,000,000
Massachusetts Wtr. Resources Auth. Multi-Modal
Subordinate Gen. Rev. Series 1997-B, 3.75%
(AMBAC Insured) (Liquidity Facility Bank of
Nova Scotia) VRDN  A-1+  2,700,000  2,700,000
    36,499,980
PUERTO RICO - 0.1%
Univ. of Puerto Rico Sys. Rev. Participating VRDN
Series M, 3.75% (Liquidity Facility
Societe Generale) (g)  A-1+  1,100,000  1,100,000
TOTAL MUNICIPAL NOTES
(Cost $37,600,000)   37,599,980
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $1,131,489,469)  $ 1,218,850,835
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
104 Municipal Bond Contracts   Mar. 1998  $12,928,500 $ 122,494
75 US Treasury Contracts   Mar. 1998  9,171,094  116,732
   $ 239,226
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.8%
SECURITY TYPE ABBREVIATIONS
INFL - Inverse Floating Rate Security
VRDN - Variable Rate Demand Notes
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
3. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of the security pledged amounted to $707,319.
6. Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.
7. Provides evidence of ownership in one or more underlying municipal bonds.
8. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,660,890 or 0.1% of net assets.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 76.6% AAA, AA, A 74.0%
Baa 5.9% BBB  3.6%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by Moody's or S&P amounted to 1.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  26.5%
Health Care  21.1
Water and Sewer  11.7
Education  9.4
Escrowed/Pre-Refunded  7.5
Electric Revenue  6.1
Housing  5.3
Transportation  5.1
Others (individually less than 5%)  7.3
TOTAL  100.0%
INCOME TAX INFORMATION
At January 31, 1998 the aggregate cost of investment securities for income tax purposes was $1,131,531,966. Net unrealized appreciation aggregated $87,318,869, of which $87,631,412 is related to appreciated investment securities and $312,543 is related to depreciated investment securities.
At January 31, 1998, the fund had a capital loss carryforward of approximately $694,000 all of which will expire on January 31, 2004. At January 31, 1998, the fund was required to defer approximately $8,044,000 of losses on futures contracts.
SPARTAN MASSACHUSETTS MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                  $ 1,218,850,835
(COST $1,131,489,469) -
SEE ACCOMPANYING SCHEDULE

CASH                                                 383,316

INTEREST RECEIVABLE                                  14,515,874

RECEIVABLE FOR DAILY VARIATION                       53,219
ON FUTURES CONTRACTS

 TOTAL ASSETS                                        1,233,803,244

LIABILITIES

DISTRIBUTIONS PAYABLE                 $ 1,079,162

ACCRUED MANAGEMENT FEE                 395,227

OTHER PAYABLES AND ACCRUED             177,592
EXPENSES

 TOTAL LIABILITIES                                   1,651,981

NET ASSETS                                          $ 1,232,151,263

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                     $ 1,153,514,122

ACCUMULATED UNDISTRIBUTED NET                        (8,963,451)
REALIZED GAIN (LOSS)
ON INVESTMENTS

NET UNREALIZED APPRECIATION                          87,600,592
(DEPRECIATION) ON INVESTMENTS

NET ASSETS, FOR 102,967,974                         $ 1,232,151,263
SHARES OUTSTANDING

NET ASSET VALUE, OFFERING PRICE                      $11.97
AND REDEMPTION PRICE PER
SHARE ($1,232,151,263 (DIVIDED BY)
102,967,974 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED JANUARY 31, 1998

INTEREST INCOME                                  $ 64,911,113

EXPENSES

MANAGEMENT FEE                    $ 4,479,749

TRANSFER AGENT FEES                1,191,887

CUSTODIAN FEES AND EXPENSES        49,313

NON-INTERESTED TRUSTEES'           5,674
COMPENSATION

ACCOUNTING FEES AND EXPENSES       358,567

REGISTRATION FEES                  19,691

AUDIT                              41,382

LEGAL                              5,897

 TOTAL EXPENSES BEFORE             6,152,160
REDUCTIONS

 EXPENSE REDUCTIONS                (14,522)       6,137,638

NET INTEREST INCOME                               58,773,475

REALIZED AND UNREALIZED GAIN
(LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES             6,801,403

 FUTURES CONTRACTS                 (2,396,129)    4,405,274

CHANGE IN NET UNREALIZED
APPRECIATION (DEPRECIATION)
ON:

 INVESTMENT SECURITIES             48,814,186

 FUTURES CONTRACTS                 267,078        49,081,264

NET GAIN (LOSS)                                   53,486,538

NET INCREASE (DECREASE) IN NET                   $ 112,260,013
ASSETS RESULTING
FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTION                                $ 1,855
CUSTODIAN CREDITS

 TRANSFER AGENT CREDITS                           12,667

                                                 $ 14,522

STATEMENT OF CHANGES IN NET ASSETS
                                  YEAR ENDED        YEAR ENDED
                                  JANUARY 31,       JANUARY 31,
                                  1998              1997

INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS                        $ 58,773,475      $ 59,360,679
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)          4,405,274         2,084,824

 CHANGE IN NET UNREALIZED          49,081,264        (29,165,207)
APPRECIATION (DEPRECIATION)

 NET INCREASE (DECREASE) IN        112,260,013       32,280,296
NET ASSETS RESULTING
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS      (58,773,475)      (59,360,679)
FROM NET INTEREST INCOME

 FROM NET REALIZED GAIN            (203,660)         (397,849)

 TOTAL DISTRIBUTIONS               (58,977,135)      (59,758,528)

SHARE TRANSACTIONS                 261,113,021       217,181,484
NET PROCEEDS FROM SALES OF
SHARES

 REINVESTMENT OF DISTRIBUTIONS     45,288,591        45,372,188

 COST OF SHARES REDEEMED           (255,383,961)     (277,432,129)

 NET INCREASE (DECREASE) IN        51,017,651        (14,878,457)
NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN     104,300,529       (42,356,689)
NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD               1,127,850,734     1,170,207,423

 END OF PERIOD                    $ 1,232,151,263   $ 1,127,850,734

OTHER INFORMATION
SHARES

 SOLD                              22,418,980        19,127,456

 ISSUED IN REINVESTMENT OF         3,892,109         3,997,722
DISTRIBUTIONS

 REDEEMED                          (22,025,592)      (24,478,328)

 NET INCREASE (DECREASE)           4,285,497         (1,353,150)

FINANCIAL HIGHLIGHTS
      YEARS ENDED JANUARY 31,


                      1998          1997          1996          1995          1994

SELECTED
PER-SHARE
DATA

NET ASSET VALUE,      $ 11.430      $ 11.700      $ 10.800      $ 12.210      $ 11.750
BEGINNING
OF PERIOD

INCOME FROM            .593          .605          .652          .700          .714
INVESTMENT
OPERATIONS
NET INTEREST
INCOME

 NET REALIZED          .542          (.266)        .902          (1.180)       .720
AND
 UNREALIZED
GAIN (LOSS)

 TOTAL FROM            1.135         .339          1.554         (.480)        1.434
INVESTMENT
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET              (.593)        (.605)        (.654) B      (.700)        (.714)
INTEREST INCOME

 FROM NET              (.002)        (.004)        -             (.230)        (.230)
REALIZED GAIN

 IN EXCESS OF NET      -             -             -             -             (.030)

 REALIZED
GAIN

 TOTAL                 (.595)        (.609)        (.654)        (.930)        (.974)
DISTRIBUTIONS

NET ASSET VALUE,      $ 11.970      $ 11.430      $ 11.700      $ 10.800      $ 12.210
END OF PERIOD

TOTAL RETURN A         10.21%        3.06%         14.76%        (3.79)%       12.57%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END       $ 1,232,151   $ 1,127,851   $ 1,170,207   $ 1,036,181   $ 1,387,410
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES      .53%          .56%          .55%          .54%          .54%
TO AVERAGE NET
ASSETS

RATIO OF EXPENSES      .53%          .56%          .54% C        .54%          .54%
TO AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET           5.10%         5.29%         5.80%         6.29%         5.93%
INTEREST INCOME
TO AVERAGE NET
ASSETS

PORTFOLIO TURNOVER     21%           44%           33%           22%           40%
RATE


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
B THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.

FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998         PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

FIDELITY MA MUNI MONEY MARKET          3.10%    13.90%   40.96%

MASSACHUSETTS TAX-FREE                 3.07%    14.16%   42.17%
 MONEY MARKET FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free money market funds average, which reflects the performance of Massachusetts tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 12 mutual funds.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998         PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

FIDELITY MA MUNI MONEY MARKET          3.10%    2.64%    3.49%

MASSACHUSETTS TAX-FREE                 3.07%    2.68%    3.58%
 MONEY MARKET FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                              2/2/98   11/3/97   7/28/97   4/28/97   2/3/97



MASSACHUSETTS MUNICIPAL       2.93%    3.13%     3.12%     3.45%     2.90%
 MONEY MARKET FUND



MASSACHUSETTS                 2.87%    3.02%     3.05%     3.45%     2.89%
TAX-FREE MONEY MARKET
FUNDS AVERAGE



MASSACHUSETTS MUNICIPAL       5.20%    5.56%     5.54%     6.13%     5.15%
MONEY MARKET TAX-EQUIVALENT





YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free money market funds average as tracked by IBC Financial Data, Inc., or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 43.68%, but does not reflect payment of the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because
it ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have
to earn on a similar taxable
investment to match the tax-free
yield - makes the comparison
more meaningful. Keep in
mind that the U.S.
Government neither insures
nor guarantees a money
market fund, and there is no
assurance that a money
market fund will maintain a $1
share price.
(checkmark)
FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Scott Orr became Portfolio Manager of Fidelity Massachusetts Municipal Money Market Fund on November 1, 1997.
Q. SCOTT, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST 12
MONTHS?
A. Overall, economic strength continued as real GDP - gross domestic product adjusted for inflation - grew at a rate approaching 4% in 1997. In addition, the unemployment rate for the year averaged 4.9%. Normally, one may expect this combination of strong growth and a tight labor market to spark inflation, but inflation was benign. Early in 1997, the market expected an interest-rate increase by the Federal Reserve Board, as the economy grew at a torrid pace. On March 25, 1997, the Fed announced it had increased the fed funds rate - the rate banks charge each other for overnight loans - from 5.25% to 5.50%. For the next month or so, expectations were high that the Fed would continue to raise rates. However, at its May meeting, the Fed decided to hold off because economic growth had moderated and inflation was still benign.
Q. WHAT'S HAPPENED SINCE THEN?
A. For the rest of the year, economic activity was moderate to fairly strong, and inflation remained in check. Consequently, the Fed opted to keep rates unchanged. It wasn't until mid-October that several Fed officials made comments indicating that they were again thinking of raising rates in order to slow the economy before inflation emerged. However, that was before economic and market turmoil hit Southeast Asia in late October and continued through the end of the period. Some Fed officials felt that the continuation of stronger-than-expected monthly employment reports would force wage increases that could be passed on to the consumer - meaning inflation. At the same time, the Asian situation caused concern that U.S. export growth would weaken as Asian goods became increasingly cheaper. Therefore, the co-existence of tight labor markets and the uncertainty in Asia created an equilibrium that kept rates steady.
Q. WHAT WAS THE FUND'S STRATEGY DURING THIS 12-MONTH PERIOD?
A. The Massachusetts market is unique because there typically is a steady supply of one-year, fixed-rate Massachusetts municipal notes coming to market throughout the year. To take advantage of this situation, I bought these notes regularly, laddering the maturities so that as some one-year notes matured, I purchased more to replace them. This strategy kept the fund's average maturity a bit longer than might be expected in some of the market environments we've seen. For example, during the first half of the period I was expecting the Fed to raise rates. In most cases, that would mean the fund would have a shorter average maturity, holding more variable-rate securities whose interest rates would float upward in a rising rate environment. However, the plentiful supply of Massachusetts one-year, fixed-rate notes made it more worthwhile to purchase them because they were offering more attractive yields than those offered in the shorter-term, variable-rate part of the market. The fund's average maturity started the period at 51 days. For the remainder of the period, the fund's average maturity remained in the mid-40- to low-50-day range - a neutral stance reflecting my expectation of fairly stable rates for the next few months.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on January 31, 1998, was 2.91%, compared to 2.89% 12 months ago. The more recent seven-day yield was the equivalent of a 5.17% taxable rate of return for Massachusetts investors in the 43.68% combined state and federal income tax bracket. Through January 31, 1998, the fund's 12-month total return was 3.10%, compared to 3.07% for the Massachusetts tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I think the Fed may become analogous to a hung jury in next few months. On the one hand, the strength of the economy and the tight labor markets make a strong case for the Fed to raise rates to head off inflation caused by wage pressures. On the other hand, the Asian crisis creates reasonable doubt. So much doubt, in fact, that the Fed may want to lower rates to offset the downward pricing pressures created by the cheapening of Asian goods - and the possible negative effects that condition may have on U.S. corporate earnings. I think the powerful arguments on each side will keep the Fed on the sidelines, leaving interest rates in a state of equilibrium.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: HIGH CURRENT TAX-FREE
INCOME FOR MASSACHUSETTS
RESIDENTS WHILE MAINTAINING
A STABLE $1.00 SHARE PRICE
FUND NUMBER: 074
TRADING SYMBOL: FDMXX
START DATE: NOVEMBER 11, 1983
SIZE: AS OF JANUARY 31, 1998,
MORE THAN $1.1 BILLION
MANAGER: SCOTT ORR, SINCE
NOVEMBER 1997; MANAGER,
VARIOUS FIDELITY AND SPARTAN
MUNICIPAL MONEY MARKET
FUNDS; JOINED FIDELITY IN 1989
(CHECKMARK)
FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            1/31/98            7/31/97            1/31/97

  0 - 30    71                 70                 70

 31 - 90    13                 16                 11

 91 - 180   7                  4                  9

181 - 397   9                  10                 10

WEIGHTED AVERAGE MATURITY
                                    1/31/98   7/31/97   1/31/97

FIDELITY MASSACHUSETTS MUNICIPAL    49 DAYS   46 DAYS   51 DAYS
MONEY MARKET

MASSACHUSETTS TAX-FREE              50 DAYS   47 DAYS   50 DAYS
MONEY MARKET FUNDS AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1998  AS OF JULY 31, 1997
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 17.0
ROW: 1, COL: 3, VALUE: 3.0
ROW: 1, COL: 4, VALUE: 20.0
ROW: 1, COL: 5, VALUE: 58.0
VARIABLE RATE DEMAND
NOTES (VRDNS) 59%
COMMERCIAL PAPER
(INCLUDING CP MODE) 16%
TENDER BONDS 2%
MUNICIPAL NOTES 22%
OTHER  1%
VARIABLE RATE DEMAND
NOTES (VRDNS) 60%
COMMERCIAL PAPER
(INCLUDING CP MODE) 20%
TENDER BONDS 2%
MUNICIPAL NOTES 17%
OTHER  1%
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 22.0
ROW: 1, COL: 3, VALUE: 3.0
ROW: 1, COL: 4, VALUE: 16.0
ROW: 1, COL: 5, VALUE: 57.0
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENTS JANUARY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
MASSACHUSETTS - 99.3%
Agawam Gen. Oblig. BAN 4% 2/5/99 $ 5,900,000 $ 5,920,414
Amherst-Pelham Reg'l. School Dist. BAN 4.45% 5/21/98  2,000,000
2,001,947
Ashland Gen. Oblig. BAN 4.04% 3/5/98  2,500,000  2,500,082
Barnstable Gen. Oblig. BAN:
 4% 6/18/98& Trust Co.  5,500,000  5,502,972
 4.25% 10/23/98  6,300,000  6,316,592
Bolton Gen. Oblig. BAN 4.50% 4/17/98  3,000,000  3,002,367
Boston Gen. Oblig. Series 1998 A, 4.50% 1/1/99 (FGIC Insured)
2,295,000  2,313,338
Boston Ind. Rev. (New Boston Seafood Center) Series 1997,
3.50%, LOC BankBoston, NA, VRDN (b)  875,000  875,000
Boston Wtr. & Swr. Participating VRDN, Series 1996 SG-75,
3.60% (Liquidity Facility Societe Generale) (c) 8,380,000 8,380,000 Brockton Area Tran. Auth. RAN 4.25% 7/17/98 4,000,000 4,005,600
Brookline Gen. Oblig. BAN:
 4% 6/4/98  5,600,000  5,604,529
 4% 12/16/98  3,500,000  3,509,446
Chatham BAN 4.25% 7/22/98  5,000,000  5,007,191
Cohasset Gen. Oblig. BAN 3.75% 10/1/98  3,814,750  3,818,870
Easton Gen. Oblig. BAN 4% 3/13/98  6,900,000  6,901,560
Fall River Gen. Oblig. BAN 4.25% 8/14/98
(BPA Fleet Nat'l. Bank)  2,300,000  2,304,107
Framingham Ind. Rev. Board (Perini Corp. Proj.) Series 1985,
3.65%, LOC Harris Trust & Savings Bank, Chicago, VRDN  400,000
400,000
Georgetown BAN 4% 6/12/98, LOC State Street Bank &
Trust Co., Boston  12,560,000  12,567,799
Gloucester Gen. Oblig. BAN 4% 8/7/98  4,000,000  4,002,967
Holliston Gen. Oblig. BAN 4.25% 10/15/98  3,000,000  3,008,290
Hopkinton Gen. Oblig. BAN:
 4% 9/9/98  3,600,000  3,604,633
 4.25% 9/9/98  4,000,000  4,008,583
Ipswich Gen. Oblig. BAN 4.25% 6/25/98  4,000,000  4,006,143
Kingston Gen. Oblig. BAN 4.25% 11/25/98  10,200,000  10,235,953
Lynn Wtr. & Swr. Commission Gen. Rev. Participating VRDN,
Series 1997 A, 3.65% (Liquidity Facility Merrill
Lynch & Co., Inc.) (c)  2,740,000  2,740,000
Mansfield Gen. Oblig. BAN 4.25% 11/19/98  3,000,000  3,008,973
Marlborough Gen. Oblig. BAN 4.25% 6/25/98  3,000,000  3,004,577
Massachusetts Bay Trans. Auth. Rev.:
 Participating VRDN Series 1995 A, 3.60%
 (Liquidity Facility Societe Generale) (c)  8,900,000  8,900,000
 RAN:
  Series D, 5% 3/1/98  2,910,000  2,912,737
  Series 1997 A, 4.25% 2/27/98  18,040,000  18,047,580
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Bay Trans. Auth. Rev.: - continued
 Series C, CP:
  3.75% 2/19/98, LOC Westdeutsche Landesbank
  Giron $ 3,800,000 $ 3,800,000
  3.80% 2/25/98, LOC Westdeutsche Landesbank
  Giron  7,000,000  7,000,000
  3.50% 4/7/98, LOC Westdeutsche Landesbank
  Giron  1,800,000  1,800,000
Massachusetts Gen. Oblig. Consolidated Loan:
 Bonds Series A, 4% 1/1/99  6,300,000  6,320,043
 Participating VRDN (c):
  Series 1996 SG-38, 3.60% (Liquidity Societe
  Generale)  5,000,000  5,000,000
  Series 1997 B, 3.65% (Liquidity Facility Merrill
  Lynch & Co., Inc.)  11,100,000  11,100,000
  Series 1997 C, 3.65% (Liquidity Facility Merrill
  Lynch & Co., Inc.)  3,695,000  3,695,000
  Series 96C2101, 3.68% (Liquidity Facility
  Citibank, NY)  4,700,000  4,700,000
Massachusetts Gen. Oblig. Rev.:
 Bonds Series 1997 A, 4.25% 3/1/98  7,000,000  7,002,861
 Participating VRDN (c):
  Rfdg.:
   Series 1997 A, 3.55% (Liquidity Facility Bankers
   Trust Co.)  6,100,000  6,100,000
    3.50% (Liquidity Facility Bankers Trust Co.) 9,300,000 9,300,000 Series 1993 A:
   3.63%, (Liquidity Facility Citibank, NY)  5,800,000  5,800,000
   3.63%, (Liquidity Facility Citibank, NY) 3,800,000 3,800,000 Series SG-47, 3.60% (Liquidity Facility Societe
  Generale)  5,800,000  5,800,000
 Series 1997 B, 3.40% (BPA Landesbank
 Hessen-Thuringen) VRDN  35,300,000  35,300,000
Massachusetts Health & Ed. Facs. Auth.:
 Bonds:
  (Boston Univ.) Series H, 3.50%, tender 4/1/98,
  LOC Landesbank Hessen-Thuringen  17,800,000  17,800,000
  (Harvard Univ.) CP mode:
   3.50% 4/7/98  2,000,000  2,000,000
   3.65% 2/11/98  1,250,000  1,250,000
   3.70% 2/17/98  2,600,000  2,600,000
   3.75% 2/20/98  3,400,000  3,400,000
   3.75% 2/20/98  10,300,000  10,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Ed. Facs. Auth.: - continued
 Bonds: - continued
  (Partners Healthcare Sys.):
   3.75% 2/24/98, CP mode $ 3,400,000 $ 3,400,000
   Series 1997 A, 4.50% 7/1/98 (FSA Insured)  3,000,000  3,008,429
 Participating VRDN (c):
  Series1997 Y, 3.60% (Liquidity Facility CoreStates
  Bank)  6,500,000  6,500,000
  Series SG-27, 3.60% (Liquidity Facility Societe
  Generale)  6,500,000  6,500,000
 VRDN:
  (Berklee College of Music) Series D, 3.25% (MBIA Insured)
  (BPA Credit Swiss First Boston)  7,800,000  7,800,000
  (Brandeis Univ.) Series H, 3.40%, LOC Fleet
  Nat'l. Bank  5,385,000  5,385,000
  (Brigham & Women's Hosp.) Series A, 3.50%,
  LOC Sanwa Bank  1,000,000  1,000,000
  (Cap. Asset Prog.) Series 1985 D, 3.55% (MBIA Insured)
  (BPA Credit Swiss First Boston)  11,500,000  11,500,000
  (Hallmark Health Sys.) Series 1988 B, 3.40%
  (BPA Fleet Nat'l. Bank)  14,500,000  14,500,000
  (Harvard Univ.):
   Series I:
    3.35%  12,000,000  12,000,000
    3.35%  47,086,000  47,086,000
   Series Q-1, 3.35%  1,700,000  1,700,000
  (Massachusetts Institute of Technology) Series G,
  3.20%  1,000,000  1,000,000
  (Mount Ida College) 3.50%, LOC Chase Manhattan
  Bank  3,600,000  3,600,000
  (Partners Healthcare Sys.):
   Series P-1, 3.25% (Liquidity Facility Bayerische
   Landesbank Girozentrale)  26,700,000  26,700,000
   Series P-2, 3.25% (Liquidity Facility Bayerische
   Landesbank Girozentrale)  18,800,000  18,800,000
Massachusetts Hsg. Fin. Agcy.:
 Multi-Family Hsg. Rev.:
  Rfdg. Series 1995 A, 3.45%, (BPA Republic Bank of
  New York) VRDN (GNMA Guaranteed)  57,255,000  57,255,000
  (Princeton Crossing Proj.) Series 1996, 3.50%,
  LOC General Elec. Capital Corp., VRDN (b) 13,700,000 13,700,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Hsg. Fin. Agcy.: - continued
 Participating VRDN (c):
  Series PA-83, 3.70% (Liquidity Facility Merrill Lynch
  & Co. Inc.) (b) $ 5,920,000 $ 5,920,000
  Series PA-132, 3.70% (Liquidity Facility Merrill Lynch
  & Co., Inc.) (b)  1,225,000  1,225,000
  Series PT-33, 3.65% (Liquidity Facility Banque Nationale
  de Paris) (b)  5,180,000  5,180,000
  Series PT-42, 3.65% (Liquidity Facility Commerzbank,
  Germany)  5,080,000  5,080,000
  Series 13-C, 3.40% (Liquidity Facility Morgan Guaranty
  Trust Co.)  5,800,000  5,800,000
 Single Family Hsg. Rev. Bonds Series 50, 3.90%,
 tender 6/1/98  3,400,000  3,400,000
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.:
 Participating VRDN (c):
  (Phillips Academy) 3.60% (Liquidity Facility Societe
  Generale)  6,000,000  6,000,000
  Series 1996 SG-56, 3.60% (Liquidity Facility Societe
  Generale)  11,100,000  11,100,000
 Rfdg., VRDN:
  (Brady Enterprises) Series 1996, 3.60%, LOC Fleet Nat'l.
  Bank  2,300,000  2,300,000
  (First Healthcare Corp. Proj.):
   Series 1992 A, 3.55%, LOC Wachovia Bank of
   Georgia  2,025,000  2,025,000
   Series 1993 B, 3.55%, LOC Wachovia Bank of
   Georgia  700,000  700,000
  (First Healthcare Corp. for Hillhaven Proj.) 3.55%, LOC
  Wachovia Bank of Georgia  2,000,000  2,000,000
  (WGBH Ed. Foundation Proj.) Series 1992, 3.40%,
  LOC Nat'l. Westminster Bank PLC  4,575,000  4,575,000
 VRDN:
  (Abbott Box Co.) Series 1997, 3.60%, LOC Fleet
  Nat'l. Bank (b)  3,800,000  3,800,000
  (BBB Esq. LLC) Series 1996, 3.50%, LOC BankBoston,
  NA (b)  1,100,000  1,100,000
  (Baker School Specialty Co. Inc.) Series 1996, 3.60%,
  LOC BankBoston, NA  3,160,000  3,160,000
  (Barker Steel Co.) Series 1995, 3.60%, LOC State Street
  Bank & Trust Co., Boston (b)  1,000,000  1,000,000
  (Battery Engineering, Inc.) Series 1996, 3.90%, LOC
  Bank of Tokyo-Mitsubishi (b)  1,600,000  1,600,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.: - continued
 VRDN: - continued
  (Bradford College) Series 1995 A, 3.40%, LOC
  BankBoston, NA $ 1,700,000 $ 1,700,000
  (Buckingham Browne Nichols School) 3.35%,
  LOC State Street Bank & Trust Co., Boston 4,000,000 4,000,000 (Canton/Cedar Reality LLC 1997) 3.60%, LOC Fleet
  Nat'l. Bank (b)  2,000,000  2,000,000
  (Carand Reality Trust 1997) 3.50%, LOC State Street
  Bank & Trust Co., Boston (b)  1,000,000  1,000,000
  (Decas Cranberry Project 1997) 3.60%, LOC Fleet
  Nat'l. Bank (b)  4,500,000  4,500,000
  (Dover Instrument Corp.) Series 1997, 3.60%, LOC Fleet
  Nat'l. Bank (b)  3,000,000  3,000,000
  (Edgewood Retirement Commty.) Series 1995 C, 3.50%,
  LOC Dresdner Bank, AG  400,000  400,000
  (Falmouth Assisted Living) Series 1995, 3.35%,
  LOC BankBoston, NA  4,100,000  4,100,000
  (Fessenden School Issue) Series 1997, 3.50%, LOC
  Fleet Nat'l. Bank  4,405,000  4,405,000
  (General Signal Proj.):
   3.55%, LOC Wachovia Bank of Georgia  1,100,000  1,100,000
   3.55%, LOC Wachovia Bank of Georgia  7,500,000  7,500,000
  (Gordon College Issue) Series 1997, 3.35%, LOC State
  Street Bank & Trust Co., Boston  3,600,000  3,600,000
  (Governor Dummer Academy) Series 1996, 3.35%, LOC
  State Street Bank & Trust Co., Boston  1,800,000  1,800,000
  (Hazen Paper Proj.) Series1996, 3.50%, LOC
  BankBoston, NA (b)  1,500,000  1,500,000
  (Heritage at Dartmouth) Series 1996, 3.45%, LOC
  BankBoston, NA (b)  1,000,000  1,000,000
  (Heritage at Hingham) Series 1997, 3.45%, LOC Fleet
  Nat'l. Bank (b)  3,890,000  3,890,000
  (Interpolymer Corp.) Series 1992, 3.80%, LOC
  BankBoston, NA  3,200,000  3,200,000
  (Jewish Geriatric Svs.) 3.50%, LOC BankBoston, NA (b)  3,000,000
3,000,000
  (KMS Cos.) 3.50%, LOC State Street Bank & Trust Co.,
  Boston (b)  2,300,000  2,300,000
  (Lower Mills Associates II L.P.) Series 1995, 3.30%,
  LOC BankBoston, NA  930,000  930,000
  (Longview Fiber Co.) Series 1987, 3.50%, LOC
  ABN-AMRO Bank, NV  2,070,000  2,070,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.: - continued
 VRDN: - continued
  (Mary Ann Morse Nursing Home):
   Series 1994A, 3.80%, LOC ABN-AMRO Bank $ 5,800,000 $ 5,800,000
   Series 1994 B, 3.30%, LOC ABN-AMRO Bank  6,800,000  6,800,000
  (Mount Ida College) Series 1997, 3.35%, LOC
  Credit Local de France  3,600,000  3,600,000
  (Nutramax Products) Series 1996,  3.50%,  LOC
  BankBoston, NA (b)  2,800,000  2,800,000
  (Parker-Hannifin Corp. Proj.) Series 1997, 3.65%,
  LOC Wachovia Bank, NA  2,700,000  2,700,000
  (Riverdale Mills Corp.) Series 1995, 3.50%, LOC
  BankBoston, NA (b)  3,800,000  3,800,000
  (Society of Prevention of Cruelty to Animals) Series 1997,
  3.40%, LOC Fleet Nat'l. Bank  3,900,000  3,900,000
  (Southern New England School of Law) 3.50%,
  LOC Fleet Nat'l Bank  1,895,000  1,895,000
  (United Medical Corp.) Series 1992, 3.40%, LOC
  Chase Manhattan Bank (b)  1,300,000  1,300,000
  (United Plastics 1997) 3.60%, LOC Fleet Nat'l. Bank (b)  2,200,000
2,200,000
  (Univ. LLC) Series 1996, 3.50%, LOC BankBoston, NA (b)  2,000,000
2,000,000
  (Wheelock College) Series A, 3.40%, LOC Nat'l.
  Westminster Bank  4,200,000  4,200,000
  (Youville Place Inc.) Series 1996, 3.40% (AMBAC Insured)
  (BPA Fleet Nat'l. Bank)  5,300,000  5,300,000
Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev.:
 Rfdg. Bonds (New England Power Co. Proj.):
  Series 1992 B, CP mode:
   3.65% 2/9/98  5,200,000  5,200,000
   3.60% 2/23/98  11,700,000  11,700,000
   3.55% 4/1/98  6,000,000  6,000,000
   3.50% 4/7/98  9,600,000  9,600,000
   3.55% 4/8/98  4,600,000  4,600,000
  Series 1993 A, CP mode:
   3.60% 2/25/98  5,100,000  5,100,000
   3.60% 2/27/98  1,700,000  1,700,000
   3.50% 4/2/98  6,900,000  6,900,000
   3.60% 4/8/98  1,000,000  1,000,000
   3.55% 6/9/98  3,500,000  3,500,000
   3.55% 6/10/98  2,500,000  2,500,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev.: - continued
 Rfdg. Bonds (New England Power Co. Proj.):
  Series 1993 B, CP mode:
   3.80% 2/24/98 $ 4,300,000 $ 4,300,000
   3.60% 2/25/98  7,600,000  7,600,000
   3.60% 2/27/98  3,600,000  3,600,000
   3.55% 4/8/98  3,300,000  3,300,000
   3.60% 6/8/98  5,300,000  5,300,000
 VRDN:
  (New England Power Co. Proj.) Series 1992 B 3.50%  1,000,000
1,000,000
  (Holyoke Wtr. Pwr. Co. Proj.) Series 1990, 3.35%,
  LOC Swiss Bank (b)  7,700,000  7,700,000
Massachusetts Ind. Fin. Agcy. Resource Recovery Rev.
(Ogden-Haverhill Proj.) Series 1986 B, 3.40%,
LOC Union Bank of Switzerland, VRDN (b) 14,425,000 14,425,000 Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys.
Rev. Series 1994 C, 3.25% (MBIA Insured)
LOC Credit Swiss First Boston, VRDN 18,500,000 18,500,000 Massachusetts Participating VRDN (c):
 Series 93-I, 3.68% (Liquidity Facility Citibank, NY)  13,000,000
13,000,000
 Series 93-2, 3.45% (Liquidity Facility State Street
 Bank & Trust Co., Boston)  19,000,000  19,000,000
Massachusetts Port Auth. Rev.:
 Participating VRDN Series 1997 B, 3.70%
 (Liquidity Facility Societe Generale) (b)(c) 5,300,000 5,300,000 Series 1995 B, 3.65%, LOC Landesbanken
 Hessen-Thuringen, VRDN (b)  12,370,000  12,370,000
 Series 1996, 3.40% 4/7/98, LOC Canadian Imperial
 Bank of Commerce, CP (b)  3,500,000  3,500,000
 Series 1997, CP:
  3.55% 2/27/98, LOC Canadian Imperial Bank
  of Commerce (b)  1,000,000  1,000,000
  3.50% 3/11/98, LOC Canadian Imperial Bank
  of Commerce (b)  1,000,000  1,000,000
  3.70% 4/20/98, LOC Canadian Imperial Bank
  of Commerce (b)  5,500,000  5,500,000
Massachusetts Reg'l. Transit Auth. RAN 4.25% 6/26/98  4,000,000
4,005,273
Massachusetts Tpk. Auth. Participating VRDN (c):
 Series PA-181, 3.65% (Liquidity Facility Merrill Lynch
 & Co., Inc.)  3,740,000  3,740,000
 Series PT-135, 3.65% (Liquidity Facility Banco
 Santander, SA)  10,300,000  10,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Tpk. Auth. Participating VRDN: - continued
 Series 1997 B, 3.65% (Liquidity Facility Merrill Lynch
 & Co., Inc.) $ 7,000,000 $ 7,000,000
 Series 1997 N, 3.71% (Liquidity Facility Bank of America
 Nat'l Trust & Savings, SF)  6,000,000  6,000,000
Massachusetts Wtr. Resource Auth.:
 CP:
  3.70% 2/13/98, LOC Morgan Guaranty Trust Co., NY  4,000,000
4,000,000
  3.65% 2/17/98, LOC Morgan Guaranty Trust Co., NY  7,000,000
7,000,000
  3.80% 2/18/98, LOC Morgan Guaranty Trust Co., NY  7,000,000
7,000,000
  3.75% 2/23/98, LOC Morgan Guaranty Trust Co., NY  11,000,000
11,000,000
  3.70% 3/11/98, LOC Morgan Guaranty Trust Co., NY  3,100,000
3,100,000
  3.40% 3/26/98, LOC Morgan Guaranty Trust Co., NY  3,000,000
3,000,000
  3.45% 4/1/98, LOC Morgan Guaranty Trust Co., NY  2,400,000
2,400,000
  3.45% 4/2/98, LOC Morgan Guaranty Trust Co., NY  8,250,000
8,250,000
  3.45% 4/3/98, LOC Morgan Guaranty Trust Co., NY  14,300,000
14,300,000
  3.40% 4/6/98, LOC Morgan Guaranty Trust Co., NY  5,200,000
5,200,000
  3.45% 4/6/98, LOC Morgan Guaranty Trust Co., NY  14,700,000
14,700,000
  3.75% 4/8/98, LOC Morgan Guaranty Trust Co., NY  3,500,000
3,500,000
  3.75% 4/9/98, LOC Morgan Guaranty Trust Co., NY  12,400,000
12,400,000
  3.75% 5/14/98, LOC Morgan Guaranty Trust Co., NY  6,000,000
6,000,000
  3.60% 6/2/98, LOC Morgan Guaranty Trust Co., NY  3,800,000
3,800,000
 (Multi-Modal Subordinated Gen. Rev.) VRDN:
  Series 1997-A, 3.25% (Liquidity Facility Bank of Nova
  Scotia) (AMBAC Insured)  30,700,000  30,700,000
  Series 1997-B, 3.25% (Liquidity Facility Bank of Nova
  Scotia) (AMBAC insured)  27,400,000  27,400,000
 Participating VRDN (c):
  Series 1995 SG-17, 3.60% (Liquidity Facility Societe
  Generale)  5,000,000  5,000,000
  Series 1996, SG-63 3.60% (Liquidity Facility Societe
  Generale)  1,000,000  1,000,000
Merrimack Valley Reg'l. Transit Auth. RAN 4.25% 6/19/98  3,600,000
3,604,313
New Bedford Gen. Oblig. BAN 4.30% 6/30/98
(BPA Fleet Nat'l. Bank)  1,600,000  1,602,531
Northampton Gen. Oblig. BAN 4.25% 12/22/98  3,600,000  3,613,843
Northborough Gen. Oblig. BAN 4% 2/2/99  3,250,000  3,262,220
Northborough Ind. Rev. (Tru Realty Corp. Proj. Toys "R" Us,
Inc) 3.575%, LOC Chase Manhattan Bank, VRDN 2,900,000 2,900,000 Seekonk Gen. Oblig. BAN 4.25% 11/19/98 5,370,000 5,387,725
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
MASSACHUSETTS - CONTINUED
Southeastern Reg'l. Transit Auth. RAN 4.25% 9/18/98 $ 3,600,000 $
3,607,587
Springfield Gen. Oblig. BAN:
 4.40% 6/26/98 (BPA Fleet Nat'l. Bank)  2,000,000  2,003,434
 4.40% 9/4/98 (BPA Fleet Nat'l. Bank)  4,200,000  4,211,883
 4.25% 11/20/98 (BPA Fleet Nat'l. Bank)  7,200,000  7,222,179
 4.25% 11/20/98 (BPA Fleet Nat'l. Bank)  6,000,000  6,018,491
Uxbridge Gen. Oblig. BAN 4.25% 7/15/98  4,000,000  4,006,900
Walpole Gen. Oblig. BAN:
 4.15% 6/3/98  1,800,000  1,801,738
 Series 1997, 4% 12/16/98  5,700,000  5,710,535
West Springfield BAN 3.75% 3/5/98  13,300,000  13,301,679
Westfield Gen. Oblig. BAN 4.10% 3/26/98  2,000,000  2,000,412
Weston Gen. Oblig. BAN 4% 9/30/98  5,000,000  5,005,396
   1,173,220,722
PUERTO RICO - 0.7%
Puerto Rico Commonwealth Infrastructure Fin. Auth.
Participating VRDN, Series 1997 A, 3.45%
(Liquidity Facility CoreStates Bank) (c)  6,200,000  6,200,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Bonds Participating
VRDN, Series AA, 3.45% (Liquidity Facility Societe
Generale France) (c)  2,200,000  2,200,000
   8,400,000
TOTAL INVESTMENTS - 100%  $ 1,181,620,722
Total Cost for Income Tax Purposes  $ 1,181,620,747
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At January 31, 1998, the fund had a capital loss carryforward of approximately $66,000 of which $13,000 and $53,000 will expire on January 31, 2003 and 2005, respectively.
FIDELITY MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                   $ 1,181,620,722
-
SEE ACCOMPANYING SCHEDULE

CASH                                                  22,939

RECEIVABLE FOR INVESTMENTS SOLD                       11,404,123

SHARE TRANSACTIONS IN PROCESS                         11,928,229

INTEREST RECEIVABLE                                   8,270,011

 TOTAL ASSETS                                         1,213,246,024

LIABILITIES

PAYABLE FOR INVESTMENTS               $ 13,001,504
PURCHASED

DISTRIBUTIONS PAYABLE                  50,759

ACCRUED MANAGEMENT FEE                 381,838

OTHER PAYABLES AND ACCRUED             265,410
EXPENSES

 TOTAL LIABILITIES                                    13,699,511

NET ASSETS                                           $ 1,199,546,513

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                      $ 1,199,612,732

ACCUMULATED NET REALIZED GAIN                         (66,219)
(LOSS) ON INVESTMENTS

NET ASSETS, FOR 1,199,523,604                        $ 1,199,546,513
SHARES OUTSTANDING

NET ASSET VALUE, OFFERING PRICE                       $1.00
AND REDEMPTION PRICE PER
SHARE ($1,199,546,513 (DIVIDED BY)
1,199,523,604 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED JANUARY 31, 1998

INTEREST INCOME                               $ 38,640,580

EXPENSES

MANAGEMENT FEE                  $ 4,125,689

TRANSFER AGENT FEES              1,642,373

CUSTODIAN FEES AND EXPENSES      56,984

NON-INTERESTED TRUSTEES'         4,999
COMPENSATION

ACCOUNTING FEES AND EXPENSES     156,824

REGISTRATION FEES                72,323

AUDIT                            33,026

LEGAL                            7,407

 TOTAL EXPENSES BEFORE           6,099,625
REDUCTIONS

 EXPENSE REDUCTIONS              (4,748)       6,094,877

NET INTEREST INCOME                            32,545,703

REALIZED AND UNREALIZED GAIN                   3,832
(LOSS)
NET REALIZED GAIN (LOSS) ON
INVESTMENT SECURITIES

INCREASE (DECREASE) IN NET                     (5,055)
UNREALIZED GAIN FROM
ACCRETION
OF DISCOUNT

NET GAIN (LOSS)                                (1,223)

NET INCREASE IN NET ASSETS                    $ 32,544,480
RESULTING FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTION                             $ 3,614
CUSTODIAN CREDITS

 TRANSFER AGENT CREDITS                        1,134

                                              $ 4,748

STATEMENT OF CHANGES IN NET ASSETS
                                   YEAR ENDED         YEAR ENDED
                                   JANUARY 31,        JANUARY 31,
                                   1998               1997

INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS                         $ 32,545,703       $ 25,070,453
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)           3,832              (51,705)

 INCREASE (DECREASE) IN NET         (5,055)            5,055
UNREALIZED GAIN FROM
ACCRETION OF MARKET DISCOUNT

 NET INCREASE (DECREASE) IN         32,544,480         25,023,803
NET ASSETS RESULTING
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS       (32,545,703)       (25,070,453)
FROM NET INTEREST INCOME

SHARE TRANSACTIONS AT NET ASSET     3,380,459,506      2,699,539,513
VALUE OF $1.00 PER SHARE
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS      31,602,703         24,416,904
FROM NET INTEREST INCOME

 COST OF SHARES REDEEMED            (3,180,203,918)    (2,603,710,474)

 NET INCREASE (DECREASE) IN         231,858,291        120,245,943
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN      231,857,068        120,199,293
NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD                967,689,445        847,490,152

 END OF PERIOD                     $ 1,199,546,513    $ 967,689,445

FINANCIAL HIGHLIGHTS
      YEARS ENDED JANUARY 31,


                     1998          1997        1996        1995        1994

SELECTED
PER-SHARE
DATA

NET ASSET VALUE,     $ 1.000       $ 1.000     $ 1.000     $ 1.000     $ 1.000
BEGINNING
OF PERIOD

INCOME FROM           .031          .029        .032        .023        .017
INVESTMENT
OPERATIONS
NET INTEREST
INCOME

LESS DISTRIBUTIONS

 FROM NET             (.031)        (.029)      (.032)      (.023)      (.017)
INTEREST INCOME

NET ASSET VALUE,     $ 1.000       $ 1.000     $ 1.000     $ 1.000     $ 1.000
END OF PERIOD

TOTAL RETURN          3.10%         2.90%       3.20%       2.29%       1.71%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 1,199,547   $ 967,689   $ 847,490   $ 756,929   $ 610,154
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES     .57%          .59%        .60%        .63%        .66%
TO AVERAGE
NET ASSETS

RATIO OF NET          3.07%         2.86%       3.15%       2.28%       1.69%
INTEREST INCOME
TO AVERAGE NET
ASSETS



SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and the effect of the fund's $5 account closeout fee on an average size account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five years and life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

SPARTAN MA MUNI MONEY MARKET                3.19%    14.67%   22.14%

MASSACHUSETTS TAX-FREE MONEY MARKET         3.07%    14.16%   20.39%
 FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on March 4, 1991. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Massachusetts tax-free money market funds average, which reflects the performance of Massachusetts tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 12 mutual funds. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1998              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

SPARTAN MA MUNI MONEY MARKET                3.19%    2.78%    2.93%

MASSACHUSETTS TAX-FREE MONEY MARKET         3.07%    2.68%    2.75%
 FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                         2/2/98   11/3/97   7/28/97   4/28/97   2/3/97



SPARTAN MASSACHUSETTS    3.04%    3.17%     3.17%     3.50%     3.02%
MUNICIPAL MONEY
MARKET FUND



MASSACHUSETTS            2.87%    3.02%     3.05%     3.45%     2.89%
TAX-FREE MONEY MARKET
FUNDS AVERAGE



SPARTAN MASSACHUSETTS    5.40%    5.63%     5.63%     6.21%     5.36%
MUNICIPAL MONEY MARKET
FUND - TAX-EQUIVALENT


YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Massachusetts tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 43.68%. Figures for the Massachusetts tax-free money market funds average are from IBC Financial Data, Inc. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because
it ignores the way taxes
reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
(checkmark)
SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Scott Orr became Portfolio Manager of Spartan Massachusetts Municipal Money Market Fund on November 1, 1997.
Q. SCOTT, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST 12
MONTHS?
A. Economic strength persisted as real GDP - gross domestic product adjusted for inflation - grew at a rate approaching 4% in 1997. In addition, the unemployment rate for the year averaged 4.9%. Normally, one may expect this combination of strong growth and a tight labor market to spark inflation, but inflation was benign. Early in 1997, the market expected an interest-rate increase by the Federal Reserve Board, as the economy grew at a torrid pace. On March 25, 1997, the Fed announced it had increased the fed funds rate - the rate banks charge each other for overnight loans - from 5.25% to 5.50%. For the next month or so, expectations were high that the Fed would continue to raise rates. However, at its May meeting, the Fed decided to hold off because economic growth had moderated and inflation was still benign.
Q. WHAT'S HAPPENED SINCE THEN?
A. Inflation remained in check for the rest of the year, as economic activity continued on a moderate to fairly strong track. Consequently, the Fed opted to keep rates unchanged. It wasn't until mid-October that several Fed officials made comments indicating that they were again thinking of raising rates in order to slow the economy before inflation emerged. However, that was before economic and market turmoil hit Southeast Asia in late October and continued through the end of the period. Some Fed officials felt that the continuation of stronger-than-expected monthly employment reports would force wage increases that could be passed on to the consumer - meaning inflation. At the same time, the Asian situation caused concern that U.S. export growth would weaken as Asian goods became increasingly cheaper. Therefore, the co-existence of tight labor markets and the uncertainty in Asia created an equilibrium that kept rates steady.
Q. WHAT WAS THE FUND'S STRATEGY DURING THIS 12-MONTH PERIOD?
A. A steady supply of one-year, fixed-rate Massachusetts municipal notes throughout the year makes the Massachusetts market unique. To take advantage of this situation, I bought these notes regularly, laddering the maturities so that as some one-year notes matured, I purchased more to replace them. This strategy kept the fund's average maturity a bit longer than might be expected in some of the market environments we've seen. For example, during the first half of the period I was expecting the Fed to raise rates. In most cases, that would mean the fund would have a shorter average maturity, holding more variable-rate securities whose interest rates would float upward in a rising rate environment. However, the plentiful supply of Massachusetts one-year, fixed-rate notes made it more worthwhile to purchase them because they were offering more attractive yields than those offered in the shorter-term, variable-rate part of the market. The fund's average maturity started the period at 52 days. For the remainder of the period, the fund's average maturity remained in the mid-40- to mid-50-day range - a neutral stance reflecting my expectation of fairly stable rates for the next few months.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on January 31, 1998, was 3.01%, compared to 2.99% 12 months ago. The more recent seven-day yield was the equivalent of a 5.34% taxable rate of return for Massachusetts investors in the 43.68% combined state and federal income tax bracket. Through January 31, 1998, the fund's 12-month total return was 3.19%, compared to 3.07% for the Massachusetts tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. On one hand, the strength of the economy and the tight labor markets make a strong case for the Fed to raise rates to head off inflation caused by wage pressures. On the other hand, the Asian crisis creates reasonable doubt. So much doubt, in fact, that the Fed may want to lower rates to offset the downward pricing pressures created by the cheapening of Asian goods - and the possible negative effects that condition may have on U.S. corporate earnings. I think the powerful arguments on each side will keep the Fed on the sidelines, leaving interest rates in a state of equilibrium.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: HIGH CURRENT TAX-FREE
INCOME FOR MASSACHUSETTS
RESIDENTS WHILE MAINTAINING
A STABLE $1.00 SHARE PRICE
FUND NUMBER: 426
TRADING SYMBOL: FMSXX
START DATE: MARCH 4, 1991
SIZE: AS OF JANUARY 31, 1998,
MORE THAN $744 MILLION
MANAGER: SCOTT ORR, SINCE
NOVEMBER 1997; MANAGER,
VARIOUS FIDELITY AND SPARTAN
MUNICIPAL MONEY MARKET FUNDS;
JOINED FIDELITY IN 1989
(CHECKMARK)
SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            1/31/98            7/31/97            1/31/97

  0 - 30    68                 68                 67

 31 - 90    14                 17                 12

 91 - 180   8                  5                  10

181 - 397   10                 10                 11

WEIGHTED AVERAGE MATURITY
                                   1/31/98   7/31/97   1/31/97

SPARTAN MASSACHUSETTS MUNICIPAL    54 DAYS   46 DAYS   52 DAYS
MONEY MARKET

MASSACHUSETTS TAX-FREE             50 DAYS   47 DAYS   50 DAYS
MONEY MARKET FUNDS AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JANUARY 31, 1998  AS OF JULY 31, 1997
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 19.0
ROW: 1, COL: 3, VALUE: 3.0
ROW: 1, COL: 4, VALUE: 21.0
ROW: 1, COL: 5, VALUE: 55.0
ROW: 1, COL: 1, VALUE: 2.6
ROW: 1, COL: 2, VALUE: 23.0
ROW: 1, COL: 3, VALUE: 2.6
ROW: 1, COL: 4, VALUE: 17.0
ROW: 1, COL: 5, VALUE: 55.0
VARIABLE RATE DEMAND
NOTES (VRDNS) 57%
COMMERCIAL PAPER
(INCLUDING CP MODE) 21%
TENDER BONDS 2%
MUNICIPAL NOTES 19%
OTHER  1%
VARIABLE RATE DEMAND
NOTES (VRDNS) 56%
COMMERCIAL PAPER
(INCLUDING CP MODE) 17%
TENDER BONDS 2%
MUNICIPAL NOTES 23%
OTHER  2%
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

INVESTMENTS JANUARY 31, 1998

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
MASSACHUSETTS - 99.0%
Agawam Gen. Oblig. BAN 4% 2/5/99  $ 3,730,000 $ 3,742,906
Amherst-Pelham Reg'l. School Dist. BAN 4.45% 5/21/98   1,500,000
1,501,460
Ashland Gen. Oblig. BAN 4.04% 3/5/98   1,500,000  1,500,050
Barnstable Gen. Oblig. BAN:
 4% 6/18/98   3,500,000  3,501,892
 4.25% 10/23/98   4,090,000  4,100,756
Bolton BAN 4.50% 4/17/98   2,000,000  2,001,578
Boston Gen. Oblig. Series 1998 A, 4.50% 1/1/99
(FGIC Insured)   1,500,000  1,511,986
Boston Ind. Rev. (New Boston Seafood Center) Series 1997,
3.50%, LOC BankBoston, NA, VRDN (b)   600,000  600,000
Boston Wtr. & Swr. Participating VRDN, Series 1996 SG-75,
3.60% (Liquidity Facility Societe Generale) (c)   5,100,000  5,100,000
Brockton Area Tran. Auth. RAN 4.25% 7/17/98   3,000,000  3,004,200
Brookline Gen. Oblig. BAN:
 4% 6/4/98   3,580,000  3,582,895
 4% 12/16/98   4,000,000  4,008,884
Chatham BAN 4.25% 7/22/98   3,330,000  3,334,789
Cohasset Gen. Oblig. BAN 3.75% 10/1/98   2,400,000  2,402,592
Easton Gen. Oblig. BAN 4% 3/13/98   4,570,000  4,571,033
Fall River Gen. Oblig. BAN 4.25% 8/14/98
(BPA Fleet Nat'l. Bank)   1,480,000  1,482,642
Georgetown BAN 4% 6/12/98, LOC State Street Bank &
Trust Co., Boston,   8,000,000  8,004,967
Gloucester Gen. Oblig. BAN 4% 8/7/98   9,904,323  9,910,854
Holliston Gen. Oblig. BAN 4.25% 10/15/98   2,000,000  2,005,527
Hopkinton Gen. Oblig. BAN:
 4% 9/9/98   2,400,000  2,403,089
 4.25% 9/9/98   2,618,000  2,623,618
Ipswich Gen. Oblig. BAN 4.25% 6/25/98   3,000,000  3,004,607
Kingston Gen. Oblig. BAN 4.25% 11/25/98   6,720,000  6,743,687
Mansfield Gen. Oblig. BAN 4.25% 11/19/98   2,000,000  2,005,982
Marlborough Gen. Oblig. BAN 4.25% 6/25/98   2,000,000  2,003,051
Massachusetts Bay Tran. Auth.:
 Participating VRDN Series 1995 A, 3.60%
 (Liquidity Facility Societe Generale) (c)   8,385,000  8,385,000
 RAN Series 1997 A, 4.25% 2/27/98   11,100,000  11,104,531
 Series C, CP:
  3.75% 2/19/98, LOC Westdeutsche Landesbank
  Giron   2,500,000  2,500,000
  3.80% 2/25/98, LOC Westdeutsche Landesbank
  Giron   5,000,000  5,000,000
  3.50% 4/7/98, LOC Westdeutsche Landesbank
  Giron   1,200,000  1,200,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Gen. Oblig. Consolidated Loan:
 Bonds Series A, 4% 1/1/99  $ 3,950,000 $ 3,962,567
 Participating VRDN (c):
  Series 1997 B, 3.65% (Liquidity Facility Merrill Lynch
  & Co., Inc.)   7,260,000  7,260,000
  Series 1997 C, 3.65% (Liquidity Facility Merrill Lynch
  & Co., Inc.)   2,500,000  2,500,000
  Series 96C2101, 3.68% (Liquidity Facility Citibank, NY)   2,800,000
2,800,000
Massachusetts Gen. Oblig. Rev.:
 Bonds Series 1997 A, 4.25% 3/1/98   4,735,000  4,736,935
 Participating VRDN (c):
  Rfdg.:
   Series 1997 A, 3.55% (Liquidity Facility Bankers
   Trust Co.)   3,800,000  3,800,000
   3.50% (Liquidity Facility Bankers Trust Co.)   8,815,000  8,815,000
  Series 1993 A:
   3.63% (Liquidity Facility Citibank, NY)   3,900,000  3,900,000
   3.63% (Liquidity Facility Citibank, NY)   5,700,000  5,700,000
  Series SG-47, 3.60% (Liquidity Facility Societe
  Generale)   4,200,000  4,200,000
 Series 1997 B, 3.40% (BPA Landesbank Hessen-
 Thuringen) VRDN   6,700,000  6,700,000
Massachusetts Health & Ed. Facs. Auth. Rev.:
 Bonds:
  (Boston Univ.) Series H, 3.50%, tender 4/1/98,
  LOC Landesbank Hessen-Thuringen   11,200,000  11,200,000
  (Harvard Univ.) CP mode:
   3.75% 2/20/98   2,200,000  2,200,000
   3.75% 2/20/98   6,400,000  6,400,000
   3.75% 2/24/98   2,200,000  2,200,000
  (Partners Healthcare Sys.) Series 1997 A, 4.50%,
  7/1/98 (FSA Insured)   2,000,000  2,005,171
 Participating VRDN (c):
  (Partners Healthcare Sys.) Series 1997 Y, 3.60%
  (Liquidity Facility CoreStates Bank)   4,435,000  4,435,000
  Series SG-27, 3.60% (Liquidity Facility Societe
  Generale)   3,935,000  3,935,000
 VRDN:
  (Berklee College of Music) Series D, 3.25% (MBIA
  Insured) (BPA Credit Swiss First Boston)   5,000,000  5,000,000
  (Boston Children's Hosp.) 3.65% (BPA Sanwa
  Bank Ltd.)   1,800,000  1,800,000
  (Brandeis Univ.) Series H, 3.40%, LOC Fleet Nat'l. Bank   3,600,000
3,600,000
  (Cap. Asset Prog.) Series 1985 D, 3.55% (MBIA Insured)
  (BPA Credit Swiss First Boston)   7,800,000  7,800,000
  (Harvard Univ.):
   Series I:
    3.35%   14,500,000  14,500,000
    3.35%   8,116,000  8,116,000
   Series Q-1, 3.35%   1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Health & Ed. Facs. Auth. Rev.: - continued
 VRDN: - continued
  (Mount Ida College) 3.50%, LOC Chase Manhattan Bank  $ 2,700,000 $
2,700,000
  (Partners Healthcare Sys.):
   Series P-1, 3.25% (Liquidity Facility Bayerische
   Landesbank Girozentrale)   20,300,000  20,300,000
   Series P-2, 3.25% (Liquidity Facility Bayerische
   Landesbank Girozentrale)   15,600,000  15,600,000
  (Wellesley College) Series E, 3.25%   4,300,000  4,300,000
  (Williams College) 3.10%   5,500,000  5,500,000
Massachusetts Hsg. Fin. Agcy., VRDN:
 Multi-Family Hsg. Rev.:
  Rfdg. Series 1995 A, 3.40% (Fannie Mae Guaranteed)   4,200,000
4,200,000
  (Harbour Point Dev.) Series 1995 A, 3.45%
  (BPA Republic Bank of New York)
  (GNMA Guaranteed)   33,600,000  33,600,000
  (Princeton Crossing Proj.) Series 1996, 3.50%,
  LOC General Elec. Capital Corp. (b)   8,700,000  8,700,000
 Participating VRDN (c):
  Series PA-132, 3.70% (Liquidity Facility Merrill
  Lynch & Co., Inc.) (b)   1,000,000  1,000,000
  Series PT-33, 3.65% (Liquidity Facility Banque
  Nationale de Paris) (b)   1,500,000  1,500,000
  Series PT-42, 3.65% (Liquidity Facility Commerzbank,
  Germany)   3,905,000  3,905,000
  Series 13-C, 3.40% (Liquidity Facility Morgan
  Guaranty Trust Co.)   3,700,000  3,700,000
 Single Family Hsg. Rev. Bonds:
  Series 50, 3.90%, tender 6/1/98   2,000,000  2,000,000
  3.80%, tender 3/1/98 (AMBAC Insured)
  (Liquidity Facility Citibank, NY) (b)(d)   3,600,000  3,600,000
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.:
 Participating VRDN (c):
  (Phillips Academy) 3.60% (Liquidity Facility Societe Generale) 3,755,000 3,755,000
  Series 1996 SG-56, 3.60% (Liquidity Facility Societe Generale) 7,025,000 7,025,000
 Rfdg., VRDN:
  (Baker School Specialty Co. Inc.) Series 1996, 3.60%,
  LOC BankBoston, NA   2,200,000  2,200,000
  (Brady Enterprises) Series 1996, 3.60%, LOC Fleet
  Nat'l. Bank   1,550,000  1,550,000
  (First Healthcare Corp. for Hillhaven Proj.) 3.55%,
  LOC Wachovia Bank of Georgia   1,195,000  1,195,000
  (First Healthcare Corp. Proj.) Series 1992 B, 3.55%,
  LOC Wachovia Bank of Georgia   1,130,000  1,130,000
  (WGBH Ed. Foundation Proj.) Series 1992, 3.40%,
  LOC Nat'l. Westminster Bank PLC   2,540,000  2,540,000
 VRDN:
  (Abbott Box Co.) Series 1997, 3.60%, LOC Fleet
  Nat'l. Bank (b)   2,425,000  2,425,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.: - continued
 VRDN: - continued
  (BBB Esq. LLC) Series 1996, 3.50%, LOC BankBoston,
  NA (b)  $ 800,000 $ 800,000
  (Barker Steel Co.) Series 1995, 3.50%, LOC State
  Street Bank & Trust Co., Boston (b)   800,000  800,000
  (Bradford College) Series 1995 A, 3.40%, LOC
  BankBoston, NA   1,600,000  1,600,000
  (Battery Engineering, Inc.) Series 1996, 3.90%, LOC Bank
  of Tokyo-Mitsubishi (b)   1,100,000  1,100,000
  (Buckingham Browne Nichols School) 3.35%, LOC State
  Street Bank & Trust Co., Boston   3,000,000  3,000,000
  (Canton/Cedar Reality LLC 1997) 3.60%, LOC Fleet
  Nat'l. Bank (b)   1,400,000  1,400,000
  (Carand Reality Trust 1997) 3.50%, LOC State
  Street Bank, Boston (b)   1,000,000  1,000,000
  (Decas Cranberry Project 1997) 3.60%, LOC Fleet
  Nat'l. Bank (b)   3,000,000  3,000,000
  (Dover Instrument Corp.) Series 1997, 3.60%, LOC
  Fleet Nat'l. Bank (b)   2,000,000  2,000,000
  (Eastern Nazarene College) Series 1997, 3.35%,
  LOC State Street Bank & Trust Co., Boston   1,750,000  1,750,000
  (Edgewood Retirement Commty) Series 1995 C, 3.50%,
  LOC Dresdner Bank, AG   300,000  300,000
  (Falmouth Assisted Living) Series 1995, 3.35%,
  LOC BankBoston, NA   1,900,000  1,900,000
  (Fessenden School Issue) Series 1997, 3.50%,
  LOC Fleet Nat'l. Bank   3,000,000  3,000,000
  (General Signal Proj.) 3.55%, LOC Wachovia Bank
  of Georgia   1,900,000  1,900,000
  (Goddard House) 3.35%, LOC Fleet Bank, NA   2,500,000  2,500,000
  (Gordon College Issue) Series 1997, 3.35%,
  LOC State Street Bank & Trust Co., Boston,   2,400,000  2,400,000
  (Governor Dummer Academy) Series 1996, 3.35%,
  LOC State Street Bank & Trust Co., Boston   1,200,000  1,200,000
  (Hazen Paper Proj.) Series1996, 3.50%, LOC
  BankBoston, NA (b)   900,000  900,000
  (Heritage at Darmouth) Series 1996, 3.45%, LOC
  BankBoston, NA (b)   825,000  825,000
  (Heritage at Hingham) Series 1997, 3.45%, LOC Fleet
  Nat'l. Bank (b)   2,500,000  2,500,000
  (Jewish Geriatric Svs.) 3.50%, LOC BankBoston, NA (b)   1,900,000
1,900,000
  (Lower Mills Associates II L.P.) Series 1995, 3.30%,
  LOC BankBoston, NA   953,000  953,000
  (Mary Ann Morse Nursing Home):
   Series 1994 A, 3.80%, LOC ABN-AMRO Bank   3,200,000  3,200,000
   Series 1994 B, 3.30%, LOC ABN-AMRO Bank   4,600,000  4,600,000
  (Mount Ida College) Series 1997, 3.35%,
  LOC Credit Local de France   2,400,000  2,400,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Ind. Dev. Rev.: - continued
 VRDN: - continued
  (Nutramax Products):
   Series 1996, 3.50%, LOC BankBoston, NA (b)  $ 1,000,000 $ 1,000,000
   Series 1996 B, 3.50%, LOC BankBoston, NA (b)   3,100,000  3,100,000
  (Parker-Hannifin Corp. Proj.) Series 1997, 3.65%,
  LOC Wachovia Bank, NA   1,800,000  1,800,000
  (Riverdale Mills Corp.) Series 1995, 3.50%, LOC
  BankBoston, NA (b)   2,000,000  2,000,000
  (Society of Prevention of Cruelty to Animals)
  Series 1997, 3.40%, LOC Fleet Nat'l. Bank   2,000,000  2,000,000
  (Southern New England School of Law) 3.50%,
  LOC Fleet Nat'l Bank   1,500,000  1,500,000
  (United Medical Corp.) Series 1992, 3.40%, LOC Chase
  Manhattan Bank (b)   1,300,000  1,300,000
  (United Plastics 1997) 3.60%, LOC Fleet Nat'l.
  Bank (b)   2,000,000  2,000,000
  (Univ. LLC) Series 1996, 3.50%, LOC BankBoston,
  NA (b)   1,300,000  1,300,000
  (Youville Place Inc.) Series 1996, 3.40% (AMBAC
  Insured) (BPA Fleet Nat'l. Bank)   4,500,000  4,500,000
Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev.:
 Rfdg. Bonds (New England Power Co. Proj.):
  Series 1992 B, CP mode:
   3.65% 2/9/98   2,450,000  2,450,000
   3.60% 2/23/98   9,300,000  9,300,000
   3.60% 2/25/98   1,500,000  1,500,000
   3.55% 4/1/98   3,600,000  3,600,000
   3.50% 4/7/98   8,500,000  8,500,000
   3.55% 4/8/98   2,200,000  2,200,000
  Series 1993 A, CP mode:
   3.60% 2/25/98   4,500,000  4,500,000
   3.50% 4/3/98   7,600,000  7,600,000
   3.55% 6/9/98   2,000,000  2,000,000
  Series 1993 B, CP mode:
   3.80% 2/24/98   3,200,000  3,200,000
   3.60% 2/27/98   3,950,000  3,950,000
   3.50% 4/3/98   2,600,000  2,600,000
   3.55% 4/8/98   2,100,000  2,100,000
   3.60% 6/8/98   3,300,000  3,300,000
Massachusetts Ind. Fin. Agcy. Poll. Cont. Rev.
 (Holyoke Wtr. Pwr. Co. Proj.) Series 1990, 3.35%,
LOC Swiss Bank, VRDN (b)   3,000,000  3,000,000
Massachusetts Ind. Fin. Agcy. Resource Recovery Rev.
(Ogden-Haverhill Proj.) Series 1986 B, 3.40%,
LOC Union Bank of Switzerland, VRDN (b)   1,700,000  1,700,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys.
Rev. Series 1994 C, 3.25%, (MBIA Insured)
LOC Credit Swiss First Boston, VRDN $ 16,735,000 $ 16,735,000 Massachusetts Participating VRDN (c):
 Series 93-I, 3.68% (Liquidity Facility Citibank, NY)   7,800,000
7,800,000
 Series 93-2, 3.45% (Liquidity Facility State Street
 Bank & Trust Co., Boston)   15,630,200  15,630,200
Massachusetts Port Auth. Rev.:
 Participating VRDN Series 1997 B, 3.70%
 (Liquidity Facility Societe Generale) (b)(c)   3,405,000  3,405,000
 Series 1997, CP:
  3.70% 2/3/98, LOC Canadian Imperial Bank of
  Commerce (b)   3,000,000  3,000,000
  3.70% 4/20/98, LOC Canadian Imperial Bank of
  Commerce (b)   3,500,000  3,500,000
Massachusetts Reg'l. Transit Auth. RAN 4.25% 6/26/98   2,800,000
2,803,691
Massachusetts Tpk. Auth. Participating VRDN (c):
 Series PA-181, 3.65% (Liquidity Facility Merrill
 Lynch & Co., Inc.)   2,490,000  2,490,000
 Series PT-135, 3.65% (Liquidity Facility Banco
 Santander, SA)   6,800,000  6,800,000
 Series 1997 B, 3.65% (Liquidity Facility Merrill
 Lynch & Co., Inc.)   4,550,000  4,550,000
 Series 1997 N, 3.71% (Liquidity Facility Bank of America
 Nat'l Trust & Savings, SF)   4,000,000  4,000,000
Massachusetts Wtr. Resource Auth.:
 CP:
  3.70% 2/13/98, LOC Morgan Guaranty Trust Co., NY   6,000,000
6,000,000
  3.65% 2/17/98, LOC Morgan Guaranty Trust Co., NY   5,800,000
5,800,000
  3.80% 2/18/98, LOC Morgan Guaranty Trust Co., NY   1,700,000
1,700,000
  3.80% 2/18/98, LOC Morgan Guaranty Trust Co., NY   2,600,000
2,600,000
  3.75% 2/23/98, LOC Morgan Guaranty Trust Co., NY   4,000,000
4,000,000
  3.70% 3/9/98, LOC Morgan Guaranty Trust Co., NY   5,000,000
5,000,000
  3.70% 3/11/98, LOC Morgan Guaranty Trust Co., NY   1,000,000
1,000,000
  3.40% 3/26/98, LOC Morgan Guaranty Trust Co., NY   2,000,000
2,000,000
  3.45% 4/1/98, LOC Morgan Guaranty Trust Co., NY   10,300,000
10,300,000
  3.45% 4/2/98, LOC Morgan Guaranty Trust Co., NY   4,250,000
4,250,000
  3.45% 4/3/98, LOC Morgan Guaranty Trust Co., NY   4,100,000
4,100,000
  3.40% 4/6/98, LOC Morgan Guaranty Trust Co., NY   3,500,000
3,500,000
  3.45% 4/6/98, LOC Morgan Guaranty Trust Co., NY   3,000,000
3,000,000
  3.75% 4/8/98, LOC Morgan Guaranty Trust Co., NY   2,500,000
2,500,000
  3.75% 4/9/98, LOC Morgan Guaranty Trust Co., NY   7,300,000
7,300,000
  3.75% 5/14/98, LOC Morgan Guaranty Trust Co., NY   4,000,000
4,000,000
  3.60% 6/2/98, LOC Morgan Guaranty Trust Co., NY   2,700,000
2,700,000
 (Multi-Modal Subordinated Gen. Rev.) VRDN:
  Series 1997-A, 3.25% (Liquidity Facility Bank of Nova
  Scotia) (AMBAC Insured)   17,000,000  17,000,000
  Series 1997-B, 3.25% (Liquidity Facility Bank of Nova
  Scotia) (AMBAC Insured)   22,100,000  22,100,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT  (NOTE 1)
MASSACHUSETTS - CONTINUED
Massachusetts Wtr. Resource Auth.: - continued
 Participating VRDN (c):
  Series 1995 SG-17, 3.60% (Liquidity Facility Societe
  Generale)  $ 1,000,000 $ 1,000,000
  Series 1996 SG-63, 3.60% (Liquidity Facility Societe
  Generale)   1,000,000  1,000,000
Merrimack Valley Reg'l. Transit Auth. RAN 4.25% 6/19/98   2,400,000
2,402,875
New Bedford Gen. Oblig. BAN 4.30% 6/30/98
(BPA Fleet Nat'l. Bank)   1,000,000  1,001,582
Northampton Gen. Oblig. BAN 4.25% 12/22/98   2,497,000  2,506,602
Northborough Gen. Oblig. BAN 4% 2/2/99   2,170,000  2,178,159
Seekonk Gen. Oblig. BAN 4.25% 11/19/98   3,500,000  3,511,552
Southeastern Reg'l. Transit Auth. RAN 4.25% 9/18/98   2,400,000
2,405,058
Springfield Gen. Oblig. BAN:
 4.40% 6/26/98 (BPA Fleet Nat'l. Bank)   1,139,000  1,140,956
 4.40% 9/4/98 (BPA Fleet Nat'l. Bank)   2,800,000  2,807,922
 4.25% 11/20/98 (BPA Fleet Nat'l. Bank)   4,800,000  4,814,786
 4.25% 11/20/98 (BPA Fleet Nat'l. Bank)   4,000,000  4,012,327
Uxbridge Gen. Oblig. BAN 4.25% 7/15/98   2,500,000  2,504,313
Walpole BAN 4.15% 6/3/98   1,200,000  1,201,158
Walpole Gen. Oblig. BAN Series 1997, 4% 12/16/98   3,815,000
3,822,051
West Springfield BAN 3.75% 3/5/98   9,132,000  9,133,153
Westfield BAN 4.10% 3/26/98   1,000,000  1,000,206
Weston Gen. Oblig. BAN 4% 9/30/98   3,010,000  3,013,248
   731,781,088
PUERTO RICO - 1.0%
Puerto Rico Commonwealth Infrastructure Fin. Auth.
Participating VRDN, Series 1997 A, 3.45%
(Liquidity Facility CoreStates Bank) (c)   3,900,000  3,900,000
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Bonds
Participating VRDN, Series AA, 3.45%
(Liquidity Facility Societe Generale) (c)   3,200,000  3,200,000
   7,100,000
TOTAL INVESTMENTS - 100%  $ 738,881,088
Total Cost for Income Tax Purposes  $ 738,881,106
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Note
CP - Commercial Paper
RAN - Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
4. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION
SECURITY DATE COST
Massachusetts Hsg.
 Fin. Agcy. Single
 Family Hsg. Rev.
 Bonds 3.80%,
 tender 3/1/98  12/1/97  $3,600,000
OTHER INFORMATION
At the end of the period, restricted securities (excluding 144A issues) amounted to $3,600,000 or 0.5% of net assets.
INCOME TAX INFORMATION
At January 31, 1998, the fund had a capital loss carryforward of approximately $56,000 of which $8,000, $8,000, $30,000 and $10,000 will expire on January 31, 2003, 2004, 2005 and 2006, respectively. SPARTAN MASSACHUSETTS MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 JANUARY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE                 $ 738,881,088
-
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                     7,700,000

SHARE TRANSACTIONS IN PROCESS                       1,565,412

INTEREST RECEIVABLE                                 5,433,507

 TOTAL ASSETS                                       753,580,007

LIABILITIES

PAYABLE TO CUSTODIAN BANK             $ 26,966

PAYABLE FOR INVESTMENTS                8,323,657
PURCHASED

DISTRIBUTIONS PAYABLE                  48,512

ACCRUED MANAGEMENT FEE                 315,599

OTHER PAYABLES AND ACCRUED             5,175
EXPENSES

 TOTAL LIABILITIES                                  8,719,909

NET ASSETS                                         $ 744,860,098

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                    $ 744,915,957

ACCUMULATED NET REALIZED GAIN                       (55,859)
(LOSS) ON INVESTMENTS

NET ASSETS, FOR 744,912,966                        $ 744,860,098
SHARES OUTSTANDING

NET ASSET VALUE, OFFERING PRICE                     $1.00
AND REDEMPTION PRICE PER
SHARE ($744,860,098 (DIVIDED BY)
744,912,966 SHARES)

STATEMENT OF OPERATIONS
 YEAR ENDED JANUARY 31, 1998

INTEREST INCOME                               $ 25,012,177

EXPENSES

MANAGEMENT FEE                  $ 3,429,613

NON-INTERESTED TRUSTEES'         3,074
COMPENSATION

 TOTAL EXPENSES BEFORE           3,432,687
REDUCTIONS

 EXPENSE REDUCTIONS              (29,121)      3,403,566

NET INTEREST INCOME                            21,608,611

REALIZED AND UNREALIZED GAIN                   77
(LOSS)
NET REALIZED GAIN (LOSS) ON
INVESTMENT SECURITIES

INCREASE (DECREASE) IN NET                     (2,930)
UNREALIZED GAIN FROM
ACCRETION
OF DISCOUNT

NET GAIN (LOSS)                                (2,853)

NET INCREASE IN NET ASSETS                    $ 21,605,758
RESULTING FROM OPERATIONS

OTHER INFORMATION

EXPENSE REDUCTION                             $ 3,953
CUSTODIAN CREDITS

 TRANSFER AGENT CREDITS                        25,168

                                              $ 29,121

STATEMENT OF CHANGES IN NET ASSETS
                                   YEAR ENDED       YEAR ENDED
                                   JANUARY 31,      JANUARY 31,
                                   1998             1997

INCREASE (DECREASE) IN NET
ASSETS

OPERATIONS                         $ 21,608,611     $ 17,028,668
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)           77               (39,956)

 INCREASE (DECREASE) IN NET         (2,930)          2,930
UNREALIZED GAIN FROM
ACCRETION
 OF MARKET DISCOUNT

 NET INCREASE (DECREASE) IN         21,605,758       16,991,642
NET ASSETS RESULTING
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS       (21,608,611)     (17,028,668)
FROM NET INTEREST INCOME

SHARE TRANSACTIONS AT NET ASSET     797,269,094      831,825,582
VALUE OF $1.00 PER SHARE
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS      21,242,709       16,774,462
FROM NET INTEREST INCOME

 COST OF SHARES REDEEMED            (745,111,081)    (691,592,516)

 NET INCREASE (DECREASE) IN         73,400,722       157,007,528
NET ASSETS AND SHARES
RESULTING FROM SHARE
TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN      73,397,869       156,970,502
NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD                671,462,229      514,491,727

 END OF PERIOD                     $ 744,860,098    $ 671,462,229

FINANCIAL HIGHLIGHTS

                      YEARS ENDED JANUARY 31,

                     1998        1997        1996        1995        1994

SELECTED
PER-SHARE
DATA

NET ASSET VALUE,     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
BEGINNING
OF PERIOD

INCOME FROM           .031        .030        .033        .024        .019
INVESTMENT
OPERATIONS
NET INTEREST
INCOME

LESS DISTRIBUTIONS

 FROM NET             (.031)      (.030)      (.033)      (.024)      (.019)
INTEREST INCOME

NET ASSET VALUE,     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
END OF PERIOD

TOTAL RETURN A, B     3.19%       3.00%       3.32%       2.42%       1.95%

RATIOS AND
SUPPLEMENTAL
DATA

NET ASSETS, END      $ 744,860   $ 671,462   $ 514,492   $ 406,287   $ 346,880
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES     .50%        .50%        .50%        .50%        .40%
TO AVERAGE                                                           C
NET ASSETS

RATIO OF NET          3.15%       2.96%       3.27%       2.40%       1.93%
INTEREST INCOME
TO AVERAGE NET
ASSETS

A TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Massachusetts Municipal Income Fund (the income fund) (formerly Fidelity Massachusetts Municipal Income Fund), Fidelity Massachusetts Municipal Money Market Fund and Spartan Massachusetts Municipal Money Market Fund (the money market funds) (collectively, the funds) are funds of Fidelity Massachusetts Municipal Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUNDS. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of market discount, is accrued as earned. For the money market funds, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity. EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
differences, which may result in distribution reclassifications, are primarily due to differing treatments for wash sales, market discount, capital loss carryforwards, expiring capital loss carryforwards, losses deferred due to futures and excise tax regulations. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management Inc.
(FIMM) (formerly FMR Texas Inc.) an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the funds are recorded as interest income in the accompanying financial statements. FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS - CONTINUED
are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.
3. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $256,021,260 and $231,816,278, respectively. The market value of futures contracts opened and closed during the period amounted to $192,219,834 and $135,721,189, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser for Spartan Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annual rates of .39% of average net assets for Spartan Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund.
For Spartan Massachusetts Municipal Money Market Fund, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets. FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $6,694 for the period.
SUB-ADVISER FEE. As the money market funds' investment sub-adviser, FIMM receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for Spartan Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, the transfer agent fees were equivalent to an annual rate of .10% and .15% of average net assets for Spartan Massachusetts Municipal Income Fund and Fidelity Massachusetts Municipal Money Market Fund, respectively.
Fidelity Massachusetts Municipal Money Market Fund shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) paid a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $54,540. Effective September 1, 1997, the monthly fee was eliminated.
5. EXPENSE REDUCTIONS.
Each fund has entered into arrangements with its custodian and transfer agent whereby credits realized on uninvested cash balances were used to offset a portion of each applicable funds' expenses.
For the period, the reductions under these arrangements are shown under the caption "Other Information" on each applicable fund's Statement of Operations.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Massachusetts Municipal Trust and the Shareholders of Spartan Massachusetts Municipal Income (formerly Fidelity Massachusetts Municipal Income), Fidelity Massachusetts Municipal Money Market and Spartan Municipal Money Market Funds:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Massachusetts Municipal Income Fund, Fidelity Massachusetts Municipal Money Market and Spartan Massachusetts Municipal Money Market funds (each a fund of Fidelity Massachusetts Municipal Trust ) at January 31, 1998, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Massachusetts Municipal Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1998 by correspondence with the custodian and the application of alternative auditing procedures where securities purchased were not yet received by the custodian, provide a reasonable basis for the opinion expressed above.
/s/Price Waterhouse LLP
Price Waterhouse LLP
Boston, Massachusetts
March 5, 1998
DISTRIBUTIONS


During fiscal year ended January 31, 1998, 100% of Spartan Massachusetts Municipal Income, Fidelity Massachusetts Municipal Money Market and Spartan Massachusetts Municipal Money Market funds' income dividends was free from federal income tax, and 4.43%, 10.90% and 10.48% of the fund's income dividends was subject to the federal alternative minimum tax, respectively.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

  To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
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Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
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4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
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8065 Beneva Road
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1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
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8885 Ladue Road
Ladue, MO
200 North Broadway
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NEW JERSEY
150 Essex Street
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56 South Street
Morristown, NJ
501 Route 17, South
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NEW YORK
1055 Franklin Avenue
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999 Walt Whitman Road
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1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
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NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
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OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
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16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
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TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
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4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
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OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500